SEPTEMBER 25, 2026 | PROSPECTUS

ARBITRAGE FUND

Class R (Nasdaq Symbol: ARBFX)

Class I (Nasdaq Symbol: ARBNX)

Class C (Nasdaq Symbol: ARBCX)

Class A (Nasdaq Symbol: ARGAX)

WATER ISLAND EVENT-DRIVEN FUND

Class R (Nasdaq Symbol: AEDFX)

Class I (Nasdaq Symbol: AEDNX)

Class A (Nasdaq Symbol: AGEAX)

WATER ISLAND CREDIT OPPORTUNITIES FUND

Class R (Nasdaq Symbol: ARCFX)

Class I (Nasdaq Symbol: ACFIX)

Class A (Nasdaq Symbol: AGCAX)

104 Fifth Avenue, 9th Floor | New York, New York 10011

This prospectus for Arbitrage Funds offers three fund series to investors — Arbitrage Fund, Water Island Event-Driven Fund and Water Island Credit Opportunities Fund (the “Funds”). Arbitrage Fund has four classes of shares (the “Classes”) and Water Island Event-Driven Fund and Water Island Credit Opportunities Fund each have three Classes. The Classes differ only in the expenses and sales charges to which they are subject and with respect to investment eligibility requirements.

Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. Water Island Event-Driven Fund seeks to achieve capital growth. Water Island Credit Opportunities Fund seeks to provide current income and capital growth. The investment adviser to the Funds is Water Island Capital, LLC, 104 Fifth Avenue, 9th Floor, New York, New York 10011.

This prospectus contains information about the Funds that you should know before investing, including information about risks. Please read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

2	Summary Sections
2	Arbitrage Fund
8	Water Island Event-Driven Fund
16	Water Island Credit Opportunities Fund
23	Additional Important Information Regarding Fund Expenses And Dividends On Short Positions
25	Investment Objective, Policies, And Risks
33	The Adviser
35	Distribution Arrangements
35	Net Asset Value
36	How To Purchase Shares
41	Redemptions
43	Exchanging Shares
44	Conversion of Shares
44	Payments to Financial Intermediaries
45	Tax Status, Dividends And Distributions
46	Additional Information
47	Financial Highlights
58	Appendix A — Intermediary-Specific Sales Charge Reductions and Waivers

No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Funds’ Statement of Additional Information dated September 25, 2026 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

ARBITRAGE FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to achieve capital growth by engaging in merger arbitrage.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” beginning on page 43 of the statutory prospectus and in Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.”

Shareholder Fees (fees paid directly from your investment)

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	2.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00%(1)	1.00%(2)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.12%	1.12%	1.12%	1.12%
Distribution and/or Service (12b‑1) Fees	0.25%	None	1.00%	0.25%
Other Expenses:	0.26%	0.26%	0.26%	0.26%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.01%	0.01%	0.01%	0.01%
All Remaining Other Expenses	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses(3)	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses(4)	1.71%	1.46%	2.46%	1.71%
(1)	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
(2)	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
(3)	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
(4)

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares approximately eight years after purchase if the conversion is available through your financial intermediary. This Example reflects your costs as though Class C shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$174	$539	$928	$2,019
Class I Shares	$149	$462	$797	$1,746
Class C Shares
Assuming Complete Redemption at End of Period	$349	$767	$1,311	$2,796
Assuming No Redemption	$249	$767	$1,311	$2,796
Class A Shares	$444	$799	$1,178	$2,239

  PROSPECTUS | SEPTEMBER 25 • 2026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The Fund’s investment adviser (the “Adviser”) uses various investment strategies, including short selling and the purchasing and selling of options, in an attempt to preserve capital during times of market stress and to minimize market exposure, correlation, and volatility. The Adviser expects the Fund’s assets to be invested across various industries; however, if for example, a large percentage (namely, at least 50%) of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The most common merger arbitrage activity, and the approach the Fund primarily uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities, as per the terms of the transaction, may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in other investment companies, including other funds advised by the Adviser, and in exchange traded funds (“ETFs”).

The Fund generally engages in active and frequent trading of portfolio securities to achieve its investment objective. The Fund will generally sell or close out a security when the securities of the companies involved in the transaction no longer meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities.

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risk: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, in which case the Fund may realize losses.

Short Sale Risk: The Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument that has a similar economic effect, such as a future, forward or swap. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, in theory, securities sold short have unlimited risk. Short sales also expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund’s performance. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to the Fund than long positions (purchases). It is also possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increases, thereby increasing potential losses to the Fund.

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ARBITRAGE FUND

Active Management Risk: The Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Concentration Risk: If a large percentage of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

High Portfolio Turnover Risk: The Fund normally expects to engage in active and frequent trading and expects to have a high portfolio turnover rate (over 100%). This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by the Fund or by funds in which the Fund invests (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign governments and economies often are less stable than the U.S. Government and the U.S. economy, and foreign companies may not be subject to the same regulatory requirements and accounting, auditing, and financial reporting standards of U.S. companies. As a consequence, there may be less publicly available information about such companies, which may negatively affect the value of foreign securities held by the Fund.

Market Risk: The value of the Fund’s investments, and the net asset value (“NAV”) of the Fund, will fluctuate over time, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund’s investments, and investors could lose money due to this price fluctuation. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates, changes in interest rates, or adverse investor sentiment. Geopolitical and other risks, including terrorism, war and sanctions, and environmental and public health risks (such as natural disasters, epidemics, and pandemics), may add to instability in world economies and markets generally. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking, forcing the Fund to allocate assets to other strategies. The extent and duration of such market disruptions cannot be predicted but could magnify the impact of other risks to the Fund, could have a significant adverse impact on the Fund and its investments, and could result in increased volatility of the Fund’s NAV.

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or if the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

Hedging Transaction Risk: Instruments used to hedge against an opposite position may offset losses, but they also may offset gains. The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund’s portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Temporary Investment/Cash Management Risk: The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund

  PROSPECTUS | SEPTEMBER 25 • 2026

maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, the Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. If the Fund exercises its appraisal rights, it may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Unlike shares of typical mutual funds, shares of ETFs are traded on an exchange through a trading day and bought and sold based on market values and not at NAV. For this reason, shares could trade either at a premium or a discount to NAV. The trading price of an ETF is expected to closely track the actual NAV of an ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund’s NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Market Capitalization Risk: The securities of small-capitalization and mid-capitalization companies may be less liquid and more vulnerable to adverse business, economic, or market events than securities of relatively larger, more established companies. Larger, more established companies may be unable to attain the high growth rates of successful, smaller- and medium-sized companies during periods of economic expansion.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of currency forward and futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to non-U.S. currencies may not be hedged.

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied from year to year and by showing how the Fund’s average annual returns for the past one-, five-, ten-year and since inception periods compare with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index.

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ARBITRAGE FUND

The bar chart presents the calendar year total returns of the Fund’s Class R Shares before taxes. Returns shown in the bar chart do not reflect sales charges applicable to other share classes, which would reduce performance results. The performance table reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I, Class C and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

Performance of Class R Shares

10%
8%
6%
4%
2%
0%
-2%
3.38%
2.60%
2.12%
3.56%
5.43%
0.85%
-1.02%
5.94%
2.62%
8.01%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Year-by-Year Annual Total Returns through December 31, 2025 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 3.66% during the quarter ended June 30, 2020 and the lowest return for a quarter was 2.90% during the quarter ended June 30, 2022.

The year-to-date return of the Fund’s Class R shares through June 30, 2026 is 1.56%.

While the Class I, Class C, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C, and Class A shares will differ from that shown since the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2025

The table below shows the Fund’s average annual total returns for Class R shares, Class I shares, Class C shares, and Class A shares compared with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The returns in the table below reflect the maximum applicable sales charges for the relevant share class. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts).

Class C shares automatically convert to Class A shares approximately eight years after purchase if the conversion is available through your financial intermediary. In the table below, the performance for Class C shares does not reflect the conversion of Class C shares to Class A shares after eight years.

Average Annual Total Returns

ARBITRAGE FUND	One Year	Five Years	Ten Years	Since Inception*
Class R Return Before Taxes	8.01%	3.23%	3.32%	3.87%
Class R Return After Taxes on Distributions	6.98%	2.57%	2.43%	2.94%
Class R Return After Taxes on Distributions and Sale of Fund Shares	5.24%	2.32%	2.27%	2.75%
Class I Return Before Taxes	8.29%	3.48%	3.57%	3.27%
Class C Return Before Taxes	6.25%	2.47%	2.55%	1.95%
Class A Return Before Taxes	5.05%	2.65%	3.05%	2.69%
S&P 500® Index**	17.88%	14.42%	14.82%	8.29%
Bloomberg U.S. Treasury Bill Index***	4.30%	3.19%	2.20%	1.92%
Bloomberg U.S. Aggregate Bond Index****	7.30%	‑0.36%	2.01%	3.92%
*

The inception date for Class R shares is September 18, 2000, the inception date for Class I shares is October 17, 2003, the inception date for Class C shares is June 1, 2012, and the inception date for the Class A shares is June 1, 2013. The “Since Inception” returns reflected for the S&P 500® Index, the Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are based on the inception date for Class R shares.

**

To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.

  PROSPECTUS | SEPTEMBER 25 • 2026

***	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
****

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The indexes are not intended to, and do not, parallel the risk or investment style of the Fund’s investment strategy.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Investment Adviser

Water Island Capital, LLC is the investment adviser (“Adviser”) of the Fund.

The Fund is team-managed, with multiple named portfolio managers working in cooperation with the additional members of the Adviser’s investment team to make investment decisions for the Fund. While named portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund, the Fund has also designated a lead portfolio manager who is ultimately responsible for managing the Fund in accordance with its investment objective(s) and strategies.

Portfolio Managers

Portfolio Manager Since
Roger Foltynowicz, CFA, CAIA (Lead Portfolio Manager)	January 2005
John S. Orrico, CFA	September 2000
Matthew Osowiecki	June 2016

Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through the Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

Minimum Investment Amounts Class I Shares – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through the Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

You may conduct transactions by mail (Regular Mail to The Arbitrage Funds, c/o SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219842, Kansas City, Missouri 64121‑9842, or Express/Overnight Mail to The Arbitrage Funds, c/o SS&C GIDS, 801 Pennsylvania Avenue, Suite 219842, Kansas City, Missouri 64105‑1307), or by telephone at (800) 295‑4485. Transactions will only occur on days the New York Stock Exchange (“NYSE”) is open. Investors who wish to purchase, exchange, or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange, or sell shares of the Fund may be placed. The Fund’s transfer agent is open from 9:00 a.m. to 5:00 p.m. Eastern Time for purchase, exchange, or redemption orders.

Minimum Investment Amounts Class C and Class A Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class C or Class A shares.

Purchases, exchanges, and redemptions of Class C and Class A shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Fund’s distributor. Financial intermediaries may charge additional fees for their services, including ticket and/or transaction fees for processing trades. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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WATER ISLAND EVENT-DRIVEN FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to achieve capital growth.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” beginning on page 43 of the statutory prospectus and in Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.”

Shareholder Fees (fees paid directly from your investment)

	Class R Shares	Class I Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares	Class I Shares	Class A Shares
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service (12b‑1) Fees	0.25%	None	0.25%
Other Expenses:	0.63%	0.63%	0.63%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.02%	0.02%	0.02%
All Remaining Other Expenses	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.99%	1.74%	1.99%
Fee Waiver(3)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.72%	1.47%	1.72%
(1)	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
(2)	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
(3)

The Fund has entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Fund’s Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Fund’s other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) so that they do not exceed 1.69% of the Fund’s average daily net assets allocable to the Class R shares, 1.44% of the Fund’s average daily net assets allocable to the Class I shares, and 1.69% of the Fund’s average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2027 unless terminated at an earlier time by the Fund’s Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date of the expense waiver.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$175	$598	$1,048	$2,295
Class I Shares	$150	$522	$919	$2,029
Class A Shares	$494	$904	$1,339	$2,545

  PROSPECTUS | SEPTEMBER 25 • 2026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity and debt and debt-like instruments (including high yield bonds commonly known as “junk bonds”) of companies whose prices the Fund’s investment adviser (the “Adviser”) believes are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations (referred to as “event-driven opportunities”). The Fund may invest in both U.S. and foreign securities and may invest in securities of companies of any market capitalization and in debt securities of any maturity. The Fund may also invest in derivatives, such as options and swaps. Furthermore, the Fund may invest in exchange traded funds (“ETFs”). The Adviser expects the Fund’s assets to be invested in various industries; however, if, for example, a large percentage (namely, at least 50%) of corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage, capital structure arbitrage, and special situations in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities’ positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

Special Situations: The special situations strategy seeks to profit by investing in securities of companies whose stock price trades significantly higher or lower from where the Adviser believes they should trade, as the result of an ongoing or anticipated corporate catalyst. Corporate catalysts may include spin-offs, split-offs, asset sales, speculative mergers and acquisitions, transformational mergers and acquisitions, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), regulatory changes, recapitalizations, refinancings, corporate levering/de-levering, un-solicited hostile offers, litigation, bankruptcy processes, distressed credit, and other catalysts. The strategy invests primarily in equity securities, but may also invest in debt, warrants, debentures, convertible securities, and preferred securities. The strategy may engage in short sales and derivatives to implement trading strategies and to mitigate volatility and market risk.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund may sell or close out a security when the securities of the companies involved in the transaction no longer meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

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WATER ISLAND EVENT-DRIVEN FUND

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risk: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, in which case the Fund may realize losses.

Short Sale Risk: The Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument that has a similar economic effect, such as a future, forward or swap. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, in theory, securities sold short have unlimited risk. Short sales also expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund’s performance. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to the Fund than long positions (purchases). It is also possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increases, thereby increasing potential losses to the Fund.

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated, or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

Special Situations Risk: The Fund may seek to benefit from “special situations,” such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers, or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Active Management Risk: The Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Market Risk: The value of the Fund’s investments, and the net asset value (“NAV”) of the Fund, will fluctuate over time, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund’s investments, and investors could lose money due to this price fluctuation. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates, changes in interest rates, or adverse investor sentiment. Geopolitical and other risks, including terrorism, war and sanctions, and environmental and public health risks (such as natural disasters, epidemics, and pandemics), may add to instability in world economies and markets generally. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking, forcing the Fund to allocate assets to other strategies. The extent and duration of such market disruptions cannot be predicted but could magnify the impact of other risks to the Fund, could have a significant adverse impact on the Fund and its investments, and could result in increased volatility of the Fund’s NAV.

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or if the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Hedging Transaction Risk: Instruments used to hedge against an opposite position may offset losses, but they also may offset gains. The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund’s portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

  PROSPECTUS | SEPTEMBER 25 • 2026

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Convertible Security Risk: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment, and changes in the issuer’s operating results and credit ratings.

Concentration Risk: If a large percentage of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Temporary Investment/Cash Management Risk: The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

High Portfolio Turnover Risk: The Fund normally expects to engage in active and frequent trading and expects to have a high portfolio turnover rate (over 100%). This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Interest Rate Risk: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund’s debt securities and preferred securities and, accordingly, the Fund’s share price.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, the Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. If the Fund exercises its appraisal rights, it may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

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WATER ISLAND EVENT-DRIVEN FUND

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may also enter into credit default or credit default index swaps with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. The Fund may use swaps for any investment purpose, including as part of a merger arbitrage or event-driven strategy involving pending corporate reorganizations. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Market Capitalization Risk: The securities of small-capitalization and mid-capitalization companies may be less liquid and more vulnerable to adverse business, economic, or market events than securities of relatively larger, more established companies. Larger, more established companies may be unable to attain the high growth rates of successful, smaller- and medium-sized companies during periods of economic expansion.

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Unlike shares of typical mutual funds, shares of ETFs are traded on an exchange through a trading day and bought and sold based on market values and not at NAV. For this reason, shares could trade either at a premium or a discount to NAV. The trading price of an ETF is expected to closely track the actual NAV of an ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Large Shareholder Transaction Risk: A significant percentage of the Fund’s shares may be owned or controlled by certain large shareholders, including another Fund advised by the Adviser. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by the Fund or by funds in which the Fund invests (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign governments and economies often are less stable than the U.S. Government and the U.S. economy, and foreign companies may not be subject to the same regulatory requirements and accounting, auditing, and financial reporting standards of U.S. companies. As a consequence, there may be less publicly available information about such companies, which may negatively affect the value of foreign securities held by the Fund.

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund’s NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of currency forward and futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to non-U.S. currencies may not be hedged.

  PROSPECTUS | SEPTEMBER 25 • 2026

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied from year to year and by showing how the Fund’s average annual returns for the past one-, five-, ten-year and since inception periods compare with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index.

The bar chart presents the calendar year total returns of the Fund’s Class R Shares before taxes. Returns shown in the bar chart do not reflect sales charges applicable to other share classes, which would reduce performance results. The performance table reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

Performance of Class R Shares
16%
14%
12%
10%
8%
6%
4%
2%
0%
-2%
5.06%
3.68%
-0.34%
4.52%
13.02%
0.91%
-0.82%
5.63%
1.91%
8.41%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Year-by-Year Annual Total Returns through December 31, 2025 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 6.38% during the quarter ended June 30, 2020 and the lowest return for a quarter was -3.45% during the quarter ended June 30, 2022.

The year-to-date return of the Fund’s Class R shares through June 30, 2026 is 4.04%.

While the Class I shares and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I and Class A shares will differ from that shown since the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2025

The table below shows the Fund’s average annual total returns for Class R shares, Class I shares, and Class A shares compared with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The returns in the table below reflect the maximum applicable sales charges for the relevant share class. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts).

Average Annual Total Returns

WATER ISLAND EVENT-DRIVEN FUND	One Year	Five Years	Ten Years	Since Inception*
Class R Return Before Taxes	8.41%	3.16%	4.12%	2.78%
Class R Return After Taxes on Distributions	8.23%	3.08%	4.01%	2.33%
Class R Return After Taxes on Distributions and Sale of Fund Shares	5.10%	2.42%	3.23%	1.99%
Class I Return Before Taxes	8.67%	3.42%	4.39%	3.04%
Class A Return Before Taxes	4.93%	2.49%	3.80%	2.48%
S&P 500® Index**	17.88%	14.42%	14.82%	14.58%
Bloomberg U.S. Treasury Bill Index***	4.30%	3.19%	2.20%	1.48%
Bloomberg U.S. Aggregate Bond Index****	7.30%	‑0.36%	2.01%	2.29%
*

The inception date for Class R shares and Class I shares is October 1, 2010 and the inception date for the Class A shares is June 1, 2013. The “Since Inception” returns reflected for the S&P 500® Index, the Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are based on the inception date for Class R shares.

**

To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.

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WATER ISLAND EVENT-DRIVEN FUND

***	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
****

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The indexes are not intended to, and do not, parallel the risk or investment style of the Fund’s investment strategy.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Investment Adviser

Water Island Capital, LLC is the investment adviser (“Adviser”) of the Fund.

The Fund is team-managed, with multiple named portfolio managers working in cooperation with the additional members of the Adviser’s investment team to make investment decisions for the Fund. While named portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund, the Fund has also designated a lead portfolio manager who is ultimately responsible for managing the Fund in accordance with its investment objective(s) and strategies.

Portfolio Managers

Portfolio Manager Since
Matthew Osowiecki (Lead Portfolio Manager)	September 2023
Roger Foltynowicz, CFA, CAIA	October 2010
Gregory Loprete	October 2010
John S. Orrico, CFA	March 2018

Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through the Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

Minimum Investment Amounts Class I Shares – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through the Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

You may conduct transactions by mail (Regular Mail to The Arbitrage Funds, c/o SS&C GIDS, P.O. Box 219842, Kansas City, Missouri 64121‑9842, or Express/Overnight Mail to The Arbitrage Funds, c/o SS&C GIDS, 801 Pennsylvania Avenue, Suite 219842, Kansas City, Missouri 64105), or by telephone at (800) 295‑4485. Transactions will only occur on days the New York Stock Exchange (“NYSE”) is open. Investors who wish to purchase, exchange, or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange, or sell shares of the Fund may be placed. The Fund’s transfer agent is open from 9:00 a.m. to 5:00 p.m. Eastern Time for purchase, exchange, or redemption orders.

Minimum Investment Amounts Class A Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments.

Purchases, exchanges, and redemptions of Class A shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Fund’s distributor. Financial intermediaries may charge additional fees for their services, including ticket and/or transaction fees for processing trades. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

  PROSPECTUS | SEPTEMBER 25 • 2026

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WATER ISLAND CREDIT OPPORTUNITIES FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to provide current income and capital growth.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” beginning on page 43 of the statutory prospectus and in Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.”

Shareholder Fees (fees paid directly from your investment)

	Class R Shares	Class I Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares	Class I Shares	Class A Shares
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b‑1) Fees	0.25%	None	0.25%
Other Expenses:	0.49%	0.49%	0.49%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.10%	0.10%	0.10%
All Remaining Other Expenses	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.70%	1.45%	1.70%
Fee Waiver(3)	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Waiver	1.34%	1.09%	1.34%
(1)	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
(2)	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
(3)

The Fund has entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Fund’s Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Fund’s other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) so that they do not exceed 1.23% of the Fund’s average daily net assets allocable to the Class R shares, 0.98% of the Fund’s average daily net assets allocable to the Class I shares, and 1.23% of the Fund’s average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2027 unless terminated at an earlier time by the Fund’s Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date of the expense waiver.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$136	$501	$889	$1,979
Class I Shares	$111	$423	$758	$1,704
Class A Shares	$457	$809	$1,185	$2,239

  PROSPECTUS | SEPTEMBER 25 • 2026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes) in debt securities and other credit-related instruments. The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield bonds commonly known as “junk bonds”), bank loans, convertible and preferred securities, credit default swaps and other debt instruments and derivatives that the Fund’s investment adviser (the “Adviser”) believes have debt-like characteristics. The Fund invests in both U.S. and foreign debt securities. The principal types of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, equity swaps, futures, and options.

The Fund invests primarily in debt securities whose returns the Adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations. The Fund also uses a relative value approach and may express positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assesses their potential impact on security prices.

The Fund may engage in short-term trading strategies and may engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund may seek to mitigate the risk of volatility (the appreciation or depreciation of the value of a security over a period of time) and duration (the impact of interest rate changes on fixed-income securities) by engaging in short sales and/or investing in derivatives, including credit default swaps, interest rate swaps, futures, and options. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in exchange traded funds (“ETFs”).

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including securities that are unrated, and in debt securities with a wide variety of terms that may vary from security to security, including but not limited to optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing debt securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities’ positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

| 17

WATER ISLAND CREDIT OPPORTUNITIES FUND

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated, or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

Merger Arbitrage Risk: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, in which case the Fund may realize losses.

Active Management Risk: The Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Convertible Security Risk: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results and credit ratings.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Market Risk: The value of the Fund’s investments, and the net asset value (“NAV”) of the Fund, will fluctuate over time, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund’s investments, and investors could lose money due to this price fluctuation. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates, changes in interest rates, or adverse investor sentiment. Geopolitical and other risks, including terrorism, war and sanctions, and environmental and public health risks (such as natural disasters, epidemics, and pandemics), may add to instability in world economies and markets generally. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking, forcing the Fund to allocate assets to other strategies. The extent and duration of such market disruptions cannot be predicted but could magnify the impact of other risks to the Fund, could have a significant adverse impact on the Fund and its investments, and could result in increased volatility of the Fund’s NAV.

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or if the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Interest Rate Risk: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund’s debt securities and preferred securities and, accordingly, the Fund’s share price.

Short Sale Risk: The Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument that has a similar economic effect, such as a future, forward or swap. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, in theory, securities sold short have unlimited risk. Short sales also expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier

  PROSPECTUS | SEPTEMBER 25 • 2026

than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund’s performance. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to the Fund than long positions (purchases). It is also possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increases, thereby increasing potential losses to the Fund.

Hedging Transaction Risk: Instruments used to hedge against an opposite position may offset losses, but they also may offset gains. The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund’s portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Large Shareholder Transaction Risk: A significant percentage of the Fund’s shares may be owned or controlled by certain large shareholders. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund’s NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

High Portfolio Turnover Risk: The Fund normally expects to engage in active and frequent trading and expects to have a high portfolio turnover rate (over 100%). This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Temporary Investment/Cash Management Risk: The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may also enter into credit default or credit default index swaps with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. The Fund may use swaps for any investment purpose, including as part of a merger arbitrage or event-driven strategy involving pending corporate reorganizations. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary

| 19

WATER ISLAND CREDIT OPPORTUNITIES FUND

market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Preferred Securities Risk: Investments in preferred stocks may be subject to the risks of deferred distribution payments, subordination to debt instruments, a lack of liquidity compared to equities, limited voting rights, and sensitivity to interest-rate changes.

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Unlike shares of typical mutual funds, shares of ETFs are traded on an exchange through a trading day and bought and sold based on market values and not at NAV. For this reason, shares could trade either at a premium or a discount to NAV. The trading price of an ETF is expected to closely track the actual NAV of an ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of currency forward and futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to non-U.S. currencies may not be hedged.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by the Fund or by funds in which the Fund invests (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign governments and economies often are less stable than the U.S. Government and the U.S. economy, and foreign companies may not be subject to the same regulatory requirements and accounting, auditing, and financial reporting standards of U.S. companies. As a consequence, there may be less publicly available information about such companies, which may negatively affect the value of foreign securities held by the Fund.

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied from year to year and by showing how the Fund’s average annual returns for the past one-, five-, ten-year and since inception periods compare with those of the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bill Index.

The bar chart presents the calendar year total returns of the Fund’s Class R Shares before taxes. Returns shown in the bar chart do not reflect sales charges applicable to other share classes, which would reduce performance results. The performance table reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

  PROSPECTUS | SEPTEMBER 25 • 2026

Performance of Class R Shares
8%
6%
4%
2%
0%
-2%
-4%
4.72%
1.16%
1.69%
5.28%
6.41%
3.06%
-2.93%
7.01%
5.23%
4.62%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Year-by-Year Annual Total Returns through December 31, 2025 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 7.81% during the quarter ended June 30, 2020 and the lowest return for a quarter was ‑5.56% during the quarter ended March 31, 2020.

The year-to-date return of the Fund’s Class R shares through June 30, 2026 is 2.22%.

While the Class I shares and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I and Class A shares will differ from that shown since the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2025

The table below shows the Fund’s average annual total returns for Class R shares, Class I shares, and Class A shares compared with those of the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bill Index. The returns in the table below reflect the maximum applicable sales charges for the relevant share class. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts).

Average Annual Total Returns

WATER ISLAND CREDIT OPPORTUNITIES FUND	One Year	Five Years	Ten Years	Since Inception*
Class R Return Before Taxes	4.62%	3.34%	3.59%	3.09%
Class R Return After Taxes on Distributions	2.97%	1.79%	2.24%	1.75%
Class R Return After Taxes on Distributions and Sale of Fund Shares	2.72%	1.88%	2.17%	1.77%
Class I Return Before Taxes	4.79%	3.58%	3.84%	3.33%
Class A Return Before Taxes	1.11%	2.64%	3.23%	2.78%
Bloomberg U.S. Aggregate Bond Index**	7.30%	‑0.36%	2.01%	1.86%
Bloomberg U.S. Treasury Bill Index***	4.30%	3.19%	2.20%	1.68%
*

The inception date for Class R shares and Class I shares is October 1, 2012. The inception date for the Class A shares is June 1, 2013. The “Since Inception” returns reflected for the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bill Index are based on the inception date for Class R and Class I shares.

**

To meet regulatory requirements, the Bloomberg U.S. Aggregate Bond Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

***	Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.

The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The indexes are not intended to, and do not, parallel the risk or investment style of the Fund’s investment strategy.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

| 21

WATER ISLAND CREDIT OPPORTUNITIES FUND

Investment Adviser

Water Island Capital, LLC is the investment adviser (“Adviser”) of the Fund.

The Fund is team-managed, with multiple named portfolio managers working in cooperation with the additional members of the Adviser’s investment team to make investment decisions for the Fund. While named portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund, the Fund has also designated a lead portfolio manager who is ultimately responsible for managing the Fund in accordance with its investment objective(s) and strategies.

Portfolio Managers

Portfolio Manager Since
Gregory Loprete (Lead Portfolio Manager)	October 2012
John S. Orrico, CFA	January 2018
Matthew Osowiecki	September 2025

Purchase and Sale of Fund Shares

Minimum Investment Amounts Class R Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through the Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

Minimum Investment Amounts Class I Shares – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through the Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

You may conduct transactions by mail (Regular Mail to The Arbitrage Funds, c/o SS&C GIDS, P.O. Box 219842, Kansas City, Missouri 64121‑9842, or Express/Overnight Mail to The Arbitrage Funds, c/o SS&C GIDS, 801 Pennsylvania Avenue, Suite 219842, Kansas City, Missouri 64105‑1307), or by telephone at (800) 295‑4485. Transactions will only occur on days the New York Stock Exchange (“NYSE”) is open. Investors who wish to purchase, exchange, or redeem Class R or Class I shares through a broker-dealer should contact the broker-dealer regarding the hours during which orders to purchase, exchange, or sell shares of the Fund may be placed. The Fund’s transfer agent is open from 9:00 a.m. to 5:00 p.m. Eastern Time for purchase, exchange, or redemption orders.

Minimum Investment Amounts Class A Shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class A shares.

Purchases, exchanges, and redemptions of Class A shares can be made only through institutional channels, such as financial intermediaries and retirement platforms, which have established an agreement with the Fund’s distributor. Financial intermediaries may charge additional fees for their services, including ticket and/or transaction fees for processing trades. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

  PROSPECTUS | SEPTEMBER 25 • 2026

ADDITIONAL IMPORTANT INFORMATION REGARDING FUND EXPENSES AND DIVIDENDS ON SHORT POSITIONS

When a Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. A Fund is obligated to pay any interest accrued or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security, and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. Dividend expenses are not fees directly charged to shareholders by a Fund or any Fund service provider but are similar to finance charges incurred by the Fund in borrowing transactions. Dividends, whether earned by a Fund on long positions, or paid by a Fund on short positions, are taken into account by the Adviser when calculating the return potential of its investments.

Arbitrage Fund

Excluding the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, Arbitrage Fund’s total annual operating expenses (expenses that are deducted from Fund assets) are as set forth below. Please refer to the table in the Fund’s “Fees and Expenses” discussion on page 2 for details on the Fund’s Total Annual Operating Expenses including the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings; and see the accompanying footnote for details relating to the Acquired Fund Fees and Expenses.

Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.12%	1.12%		1.12%	1.12%
Distribution and/or Service (12b‑1) Fees	0.25%	None		1.00%	0.25%
Other Expenses, Excluding Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.25%	0.25%		0.25%	0.25%
Acquired Fund Fees and Expenses	0.08%	0.08%		0.08%	0.08%
Total Annual Fund Operating Expenses, Excluding Effect of Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	1.70%	1.45%		2.45%	1.70%

Water Island Event-Driven Fund

Excluding the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, Water Island Event-Driven Fund’s total annual operating expenses (expenses that are deducted from Fund assets) are as set forth below. Please refer to the table in the Fund’s “Fees and Expenses” discussion on page 10 for details on the Fund’s Total Annual Operating Expenses including the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, and see the accompanying footnotes for details relating to the Acquired Fund Fees and Expenses and the Amended and Restated Expense Waiver and Reimbursement Agreement.

Class R Shares	Class I Shares	Class A Shares
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service (12b‑1) Fees	0.25%	None	0.25%
Other Expenses, Excluding Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses, Excluding Effect of Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	1.97%	1.72%	1.97%
Fee Waiver	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.70%	1.45%	1.70%

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Arbitrage Fund
Water Island Event-Driven Fund
Water Island Credit Opportunities Fund

Water Island Credit Opportunities Fund

Excluding the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, Water Island Credit Opportunities Fund’s total annual operating expenses (expenses that are deducted from Fund assets) are as set forth below. Please refer to the table in the Fund’s “Fees and Expenses” discussion on page 19 for details on the Fund’s Total Annual Operating Expenses including the effect of expenses attributable to dividends on short positions and interest on short positions and/or borrowings, and see the accompanying footnotes for details relating to the Acquired Fund Fees and Expenses and the Amended and Restated Expense Waiver and Reimbursement Agreement.

Class R Shares	Class I Shares	Class A Shares
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b‑1) Fees	0.25%	None	0.25%
Other Expenses, Excluding Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses, Excluding Effect of Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	1.60%	1.35%	1.60%
Fee Waiver	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Waiver	1.24%	0.99%	1.24%

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

Investment Objective

Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage.

Water Island Event-Driven Fund seeks to achieve capital growth.

Water Island Credit Opportunities Fund seeks to provide current income and capital growth.

Each of the Funds may change its investment objective without shareholder approval.

Principal Investment Strategies and Policies

Arbitrage Fund

To achieve its investment objective, Arbitrage Fund invests in equity securities of companies (both U.S. and foreign) involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other types of corporate reorganizations (all referred to as “corporate reorganizations”). Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization.

Merger arbitrage refers to the investment practice of capturing the difference between the end value of a corporate reorganization and the prevailing market prices of the securities of the companies involved prior to the consummation of the reorganization. It is a highly specialized investment approach designed to profit from the successful completion of such reorganizations. The discrepancy in value is attributable to risks that are inherent in corporate reorganizations, which include the possibility the transaction will not be completed and the time it takes for corporate reorganizations to be completed.

The Fund continuously monitors not only the investment positions owned by the Fund, but also other potential mergers and corporate reorganizations. This enables the Fund to make timely and informed investment decisions if market prices of other securities adjust enough so that it becomes attractive for the Fund to make new investments for its own portfolio. The Adviser expects the Fund’s assets to be invested across various industries; however, if for example, a large percentage (namely, at least 50%) of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The most common merger arbitrage activity, and the approach the Fund primarily uses, involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The Adviser will carefully evaluate all potential arbitrage investment opportunities examining each situation’s return characteristics together with its risk profile. As an important part of this investment process, the Fund systematically reduces market exposure by employing various hedging strategies, as discussed below.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment strategies. Active and frequent trading of portfolio securities could produce higher trading and transaction costs and larger taxable distributions. When determining whether to sell or close out a security, the Adviser continuously reviews and rationalizes each investment’s risk versus its reward relative to its predetermined exit strategy. The Fund will generally sell or close out a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

The principal hedging strategies that the Fund employs are short selling and the use of put and call options. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in other investment companies, including funds advised by the Adviser, and in exchange traded funds (“ETFs”). The Fund limits its investments in other investment companies (excluding money market funds) to no more than 10% of its total assets.

Short Sales: The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short. Occasionally, the common stock of the acquiring company may be purchased and the common stock of the company to be acquired may be sold short. The Fund will make these short sales with the intention of later closing out (or covering) the short position with the securities of the acquiring company received when the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. At all times when the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents, and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

Put and Call Options: The Fund may engage in purchasing and/or selling put and call options in an effort to reduce the risks associated with some of its investments. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option normally will vary inversely with the market price of the underlying security. Consequently, by purchasing put options on securities the Fund has purchased, it may be possible for the Fund to partially offset any decline in the market value of these securities. A call option, on the other hand, is a short-term contract

| 25

entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option, at any time prior to its expiration. The market price of the call, in most instances, will move in conjunction with the price of the underlying security.

The premium received by the Fund for the sale of options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. Currently, the Adviser does not intend to commit greater than 25% of the Fund’s net assets to option strategies.

The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political, or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Water Island Event-Driven Fund

To achieve its investment objective, Water Island Event-Driven Fund invests in equity and debt and debt-like securities of companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations. In order to achieve its investment objective, the Fund may employ investment strategies such as merger arbitrage, convertible arbitrage, capital structure arbitrage, and special situations in order to profit from event-driven opportunities. The Fund may invest in both U.S. and foreign securities and may invest in securities of companies of any market capitalization and in debt securities of any maturity and credit quality. The Fund may also invest in derivatives, such as options and swaps. Furthermore, the Fund may invest in ETFs. The Fund limits its investments in other investment companies (excluding money market funds) to no more than 10% of its total assets.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short. Occasionally, the common stock of the acquiring company may be purchased and the common stock of the company to be acquired may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

Special Situations: The special situations strategy seeks to profit by investing in securities of companies whose stock price trades significantly higher or lower from where the Adviser believes they should trade, as the result of an ongoing or anticipated corporate catalyst. Corporate catalysts may include spin-offs, split-offs, asset sales, speculative mergers and acquisitions, transformational mergers and acquisitions, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), regulatory changes, recapitalizations, refinancings, corporate levering/de-levering, un-solicited hostile offers, litigation, bankruptcy processes, distressed credit, and other catalysts. The strategy invests primarily in equity securities, but may also invest in debt, warrants, debentures, convertible securities, and preferred securities. The strategy may engage in short sales and derivatives to implement trading strategies and to mitigate volatility and market risk.

The Fund continuously monitors its investments and evaluates each investment’s risk/return profile, not only for each investment by itself, but also in the context of the Fund’s overall portfolio and the availability of other event-driven opportunities. As a result of this continuous examination of investment

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

conditions, the Fund will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what the Adviser believes are the best risk-adjusted event-driven opportunities available.

The Adviser expects the Fund’s assets to be invested in various industries; however, if, for example, a large percentage (namely, at least 50%) of corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The principal hedging strategies that the Fund employs are short selling and the use of put and call options.

The Fund normally expects to engage in active and frequent trading of portfolio securities to achieve its investment objective. Active and frequent trading of portfolio securities could produce higher trading and transaction costs and larger taxable distributions. When determining whether to sell or close out a security, the Adviser continuously reviews and rationalizes each investment’s risk versus its reward relative to its predetermined exit strategy. The Fund will sell or close out a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political, or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Water Island Credit Opportunities Fund

To achieve its investment objective, under normal market conditions, Water Island Credit Opportunities Fund will invest at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes) in debt securities and other credit-related instruments. The Fund invests primarily in a portfolio of debt and debt-like instruments including corporate bonds and debentures (including high yield bonds commonly known as “junk bonds”), bank loans, convertible and preferred securities, credit default swaps and other debt instruments and derivatives that the Adviser believes have debt-like characteristics. The Fund invests in both U.S. and foreign debt securities. The principal types of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, swaps, futures, and options.

The Fund invests primarily in debt securities whose returns the Adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations. The Fund also uses a relative value approach and may express positive views on specific credits by taking long positions in cash bonds and/or derivatives and negative views on specific credits by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assess their potential impact on security prices.

The Fund may engage in short-term trading strategies and may engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund may seek to mitigate the risk of volatility (the appreciation and depreciation of the value of a security over a period of time) and duration (the impact of interest rate changes on fixed-income securities) by engaging in short sales and/or investing in derivatives, including credit default swaps, interest rate swaps, futures, and options. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in ETFs.

The principal hedging strategies that the Fund employs are short selling and the use of put and call options.

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including unrated securities, securities that are non-investment grade, and in debt securities with a wide variety of terms that may vary from security to security, including but not limited to optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the debt securities, preferred stocks, and other securities convertible into common stock with a short position in the underlying common stock. The Fund seeks to purchase such convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the

| 27

relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities as per the terms of the transaction may be sold short.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

The Fund may also employ a hedging program that will focus on reducing the impact of market risk, interest rate risk, credit risk, and idiosyncratic events. This hedging program is intended to reduce the portfolio’s overall volatility. This program may include the purchase and sale of instruments such as equities and derivatives, including options and swaps.

The Fund continuously monitors its investments and evaluates each investment’s risk/return profile, not only for each investment by itself, but also in the context of the Fund’s overall portfolio and the availability of other event-driven opportunities. As a result of this continuous examination of investment conditions, the Fund will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what the Adviser believes are the best risk-adjusted opportunities available.

The Fund normally expects to engage in active trading of portfolio securities to achieve its principal investment objective. Active and frequent trading of portfolio securities could produce higher trading and transaction costs and larger taxable distributions. The Fund will sell or close out a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation

The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political, or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Principal Investment Risks

All investments, including those in mutual funds entail risks that could cause a Fund and you to lose money. The SUMMARY SECTION for each of the Funds discusses the principal risks applicable to that Fund. The risks identified in the table below are the principal risks and certain non-principal risks of investing in each Fund. Unlike the risks in the SUMMARY SECTION, the risks below are presented in alphabetical order and not in order of importance.

Risk	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
Active Management Risk	X	X	X
Artificial Intelligence Risk	X	X	X
Concentration Risk	X	X
Convertible Security Risk	X	X	X
Counterparty Risk	X	X	X
Credit Risk	X	X	X
Currency Risk	X	X	X
Derivatives Risk	X	X	X
Event-Driven Risk	X	X	X
Foreign Securities Risk	X	X	X
Hedging Transaction Risk	X	X	X
High Portfolio Turnover	X	X	X
Interest Rate Risk	X	X	X
Investment Company and ETF Risk	X	X	X

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

Risk	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
Large Shareholder Transaction Risk		X	X
Leverage Risk	X	X	X
Liquidity Risk	X	X	X
Market Capitalization Risk	X	X	X
Market Disruption Risks Related to Armed Conflict	X	X	X
Market Risk	X	X	X
Merger Arbitrage Risk	X	X	X
Options Risk	X	X	X
Preferred Security Risk			X
Sector Risk	X	X	X
Short Sale Risk	X	X	X
Special Situations Risk		X
Swap Risk	X	X	X
Temporary Investment/Cash Management Risk	X	X	X

Active Management Risk: Each Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Artificial Intelligence Risk: Each Fund and its service providers, including the Adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Funds may utilize AI in their business activities. While the Adviser may restrict certain uses of AI tools, the Funds and the Adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. The complexity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Funds.

Concentration Risk: Each Fund (except Water Island Credit Opportunities Fund) may, if a large percentage of mergers, corporate events or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, invest a large portion of the Fund’s assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Convertible Security Risk: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment, and changes in the issuer’s operating results and credit ratings.

Counterparty Risk: The Funds may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances, and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. A Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Each

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Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of the forward currency contracts and currency futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent a Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. A Fund’s strategies associated with currency hedging may not be successful and may not perfectly offset the Fund’s foreign currency exposures. Further, in order to minimize transaction costs, or for other reasons, a Fund’s exposure to non-U.S. currencies may not be hedged to the extent indicated by market signals.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset (or basket of assets or index), which a Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

Derivatives may not behave as anticipated by a Fund, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. A Fund also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, a Fund may be delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil.

A Fund may maintain cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. If a Fund were unable to close out its position in a derivatives contract, it might continue to maintain such assets or accounts or make such payments until the position expired or matured. These actions might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or cause a Fund to sell a portfolio security at a disadvantageous time. Also, a Fund would be exposed to loss both on the derivative instruments and on the assets used to cover its obligations.

Changes to the regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For derivatives that are required to be cleared by a regulated clearinghouse, a Fund may be exposed to risks arising from its relationship with a brokerage firm through which it would submit derivatives trades for clearing. A Fund would also be exposed to counterparty risk with respect to the clearinghouse. In certain cases, a Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses.

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated, or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause a Fund to experience investment losses impacting its shares negatively.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by a Fund or by funds in which a Fund invests (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect a Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Hedging Transaction Risk: Hedging is a strategy in which a Fund seeks to offset the risks associated with other Fund holdings, typically through the use of derivatives. The success of a Fund’s hedging strategies will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund’s portfolio being hedged. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a direction different from that which his intended to be mitigated by the hedge (e.g., if the value of a short hedge on a long position increases) or if the cost of a derivative hedge outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of a derivative will not match those of the holdings being hedged as expected, in which case any losses on the holdings being hedged may not be reduced and may be increased. Imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. There can be no assurance that the Fund’s hedging strategies will reduce risk or that hedging transactions will be either available or cost effective. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase. The Funds are not required to use hedging and may choose not to do so.

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THE ARBITRAGE FUNDS

High Portfolio Turnover Risk: The Funds normally expect to engage in active and frequent trading and expect to have high portfolio turnover rates (over 100%). This may increase a Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Interest Rate Risk: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of a Fund’s debt securities and preferred securities and, accordingly, the Fund’s net asset value (“NAV”) and share price.

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. Each Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. As a shareholder, a Fund must rely on the other investment company to achieve its investment objective. A Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance. Unlike shares of typical mutual funds, shares of ETFs are traded on an exchange through a trading day and bought and sold based on market values and not at NAV. For this reason, shares could trade either at a premium or a discount to NAV. The trading price of an ETF is expected to closely track the actual NAV of an ETF, and a Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Large Shareholder Transaction Risk: A significant percentage of a Fund’s shares may be owned or controlled by certain large shareholders. A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause a Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk: If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should a Fund employ leverage, the Fund’s NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund was not leveraged.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by a Fund, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, a Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. A Fund exercising appraisal rights may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets and if a Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Market Capitalization Risk: The securities of small-capitalization and mid-capitalization companies may be less liquid and more vulnerable to adverse business, economic, or market events than securities of relatively larger, more established companies. These companies often have limited product lines, markets, or financial resources, and may depend on a relatively small management group. Therefore, small and medium capitalization stock prices may be more volatile than those of larger companies. Larger, more established companies may be unable to attain the high growth rates of successful, smaller- and medium-sized companies during periods of economic expansion.

Market Disruption Risks Related to Armed Conflict: As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region has the potential to adversely impact a Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

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Market Risk: Market risk is the possibility that securities prices will fluctuate over time, sometimes rapidly and unpredictably. This fluctuation includes both increases and decreases in security prices. Each Fund is subject to market risk. The value of a Fund’s investments, and the NAV of the Fund, will fluctuate. Investors could lose money due to this price fluctuation. Securities markets may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in the financial condition of a single issuer can impact a market as a whole. Local, regional, or global events such as war, acts of terrorism, sanctions, the spread of infectious illness or other public health issues, natural disasters, or other developments could also have a significant adverse impact on a Fund and its investments.

Policy changes by the U.S. Government or U.S. Federal Reserve and political and other events within the U.S. could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the financial system and could impact a Fund and its investments. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. A downgrade of the ratings of, or a default on, U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

Uncertainty regarding such events and the corresponding governmental responses could lead to corporate events such as mergers, acquisitions, and restructurings breaking, forcing a Fund to allocate assets to other strategies. Such events can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of each Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, or foreign exchange rates in other countries. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value or risk profile of a Fund.

Merger Arbitrage Risk: The principal risk associated with a Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, including due to government regulation or intervention, in which case the Fund may realize losses. Such event-driven investment strategies involve the risk that the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may have been announced, its terms may be renegotiated, it may be terminated, or it may involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause a Fund to experience investment losses impacting its shares negatively. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses from failed transactions often exceeding the gains from successful transactions. During periods of market stress, the availability of investable transactions may be significantly limited.

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when a Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by a Fund.

Preferred Securities Risk: Investments in preferred stocks may be subject to the risks of deferred distribution payments, subordination to debt instruments, a lack of liquidity compared to equities, limited voting rights and sensitivity to interest-rate changes.

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of a Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Short Sale Risk: A Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact a Fund’s performance. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short positions introduce

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THE ARBITRAGE FUNDS

more risk to a Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Special Situations Risk: The Water Island Event-Driven Fund may seek to benefit from “special situations,” such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers, or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Swap Risk: A Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Water Island Event-Driven Fund and Water Island Credit Opportunities Fund may also enter into credit default or credit default index swaps with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. A Fund may use swaps for any investment purpose, including as part of a merger arbitrage or event-driven strategy involving pending corporate reorganizations. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect a Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements. The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Adviser’s use of swaps may not be effective in fulfilling the Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Temporary Investment/Cash Management Risk: A Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political, or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent a Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Portfolio Holdings and Disclosure Policy

Each Fund’s top ten portfolio holdings in order of position size are published quarterly, within the first 30 days following quarter end at https://www.arbitragefunds.com. In addition, each Fund’s top five performance contributors and detractors are disclosed on the Funds’ website within five to ten days of the end of each month. Additional information about a Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, as set forth in the Funds’ Portfolio Holdings and Disclosure Policy, is included in the Funds’ Statement of Additional Information (“SAI”).

THE ADVISER

Water Island Capital, LLC, 104 Fifth Avenue, 9th Floor, New York, New York 10011, a registered investment adviser, is the Funds’ investment adviser. The Adviser was formed in 2000 and as of August 31, 2026 had approximately $1.3 billion in assets under management. Subject to the authority of the Funds’ Board of Trustees, the Adviser is responsible for the overall management of each Fund’s business affairs.

Arbitrage Fund pays an annual fee of 1.25% on the first $250 million of its average daily net assets, 1.20% on the next $50 million of its average daily net assets, 1.15% on the next $50 million of its average daily net assets, 1.10% on the next $75 million of its average daily net assets, 1.05% on the next $75 million of its average daily net assets and 1.00% on its average daily net assets in excess of $500 million. For the fiscal year ended May 31, 2026, the net fee paid to the Adviser as a percentage of average net assets was 1.07%.

Water Island Event-Driven Fund pays an annual fee of 1.10% on the amount of the Fund’s average net assets. For the fiscal year ended May 31, 2026, the net fee paid to the Adviser as a percentage of average net assets was 0.83%.

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Water Island Credit Opportunities Fund pays an annual fee of 0.95% on the first $250 million of its average daily net assets, 0.90% on the next $500 million of its average daily net assets and 0.85% on its average daily net assets in excess of $750 million. For the fiscal year ended May 31, 2026, the net fee paid to the Adviser as a percentage of average daily net assets was 0.59%.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser for each Fund is available in the Funds’ Annual Financial Statements and Additional Information for the year ended May 31, 2026.

Arbitrage Fund and Water Island Event-Driven Fund have each entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities), exceed 1.69% of each Fund’s average daily net assets allocable to Class R shares, 1.44% of each Fund’s average daily net assets allocable to Class I shares, 2.44% of the Arbitrage Fund’s average daily net assets allocable to Class C shares, and 1.69% of each Fund’s average daily net assets allocable to Class A shares. The Amended and Restated Expense Waiver and Reimbursement Agreements for each of Arbitrage Fund and Water Island Event-Driven Fund each remain in effect until September 30, 2027 unless terminated at an earlier time by the Board of Trustees. The Adviser may recoup any waived amount from a Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed existing expense limitations in effect at the time amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date on which the expense was waived.

During the year ended May 31, 2026, Arbitrage Fund invested in Water Island Event-Driven Fund. The Adviser has agreed to waive the advisory fee paid by Arbitrage Fund on Arbitrage Fund’s assets that are invested in Water Island Event-Driven Fund.

Water Island Credit Opportunities Fund has entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities), exceed 1.23% of the Fund’s average daily net assets allocable to Class R shares, 0.98% of the Fund’s average daily net assets allocable to Class I shares, and 1.23% of the Fund’s average daily net assets allocable to Class A shares. The agreement remains in effect until September 30, 2027 unless terminated at an earlier time by the Board of Trustees. The Adviser may recoup any waived amount from a Fund pursuant to the agreement if such recoupment does not cause the Fund to exceed existing expense limitations in effect at the time amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date on which the expense was waived.

Portfolio Managers

Roger Foltynowicz, CFA, CAIA, John S. Orrico, CFA, and Matthew Osowiecki are portfolio managers for Arbitrage Fund. Mr. Foltynowicz is the lead portfolio manager of the Fund.

Matthew Osowiecki, Roger Foltynowicz, CFA, CAIA, Gregory Loprete, and John S. Orrico, CFA are portfolio managers for Water Island Event-Driven Fund. Mr. Osowiecki is the lead portfolio manager of the Fund.

Gregory Loprete, John S. Orrico, CFA, and Matthew Osowiecki are portfolio managers for Water Island Credit Opportunities Fund. Mr. Loprete is the lead portfolio manager of the Fund.

Roger Foltynowicz, CFA, CAIA joined the Adviser in 2003 and currently serves as a portfolio manager of Arbitrage Fund (since January 2005) and Water Island Event-Driven Fund (since October 2010). Prior to being promoted to portfolio manager, Roger Foltynowicz was a senior equity analyst for the Funds. Mr. Foltynowicz received a Master of Science degree from Pace University in 2006 with a major in Investment Management, and a bachelor’s degree from Presbyterian College in 1999 with a major in Business Administration. He received the Chartered Alternative Investment Analyst (CAIA) designation in 2011 and the Chartered Financial Analyst (CFA) designation in 2017.

Gregory Loprete joined the Adviser in 2009 and currently serves as a portfolio manager of Water Island Event-Driven Fund (since October 2010) and Water Island Credit Opportunities Fund (since October 2012). Prior to joining the Adviser, Mr. Loprete worked at Keefe, Bruyette & Woods as a Convertible and Preferred Trader where he evaluated, implemented, and managed convertible and capital structure investments. From 2007 to 2008, Mr. Loprete was a Director in the Convertible Arbitrage Group at Ramius Capital Group, LLC, where he served as co-manager and trader for the firm’s US Convertible Arbitrage Portfolio. From 2003 to 2007, Mr. Loprete was a Senior Convertible Analyst and Convertible Banking Liaison at SG Cowen & Company. Mr. Loprete received a Master of Business Administration degree in Finance from New York University in 1993, and a bachelor’s degree from the University of Delaware in 1987 with a major in English Literature and a minor in Economics.

John S. Orrico, CFA serves as Co-Chief Investment Officer of the Adviser and also serves as the President and Chairman of the Board of Trustees of The Arbitrage Funds. He currently serves as a portfolio manager of Arbitrage Fund (since September 2000), Water Island Event-Driven Fund (since March 2018), and Water Island Credit Opportunities Fund (since January 2018). Prior to organizing the Adviser in January 2000, Mr. Orrico assisted in the management of private trusts and entities employing merger arbitrage strategies. Mr. Orrico received a bachelor’s degree from Georgetown University in 1982, with a double major in Finance and International Management. He received the Chartered Financial Analyst designation in 1988.

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THE ARBITRAGE FUNDS

Matthew Osowiecki joined the Adviser in 2007 and currently serves as Co-Chief Investment Officer of the Adviser and a portfolio manager of Arbitrage Fund (since June 2016), Water Island Event-Driven Fund (since September 2023), and Water Island Credit Opportunities Fund (since September 2025). Prior to being promoted to portfolio manager of the Adviser in 2016, Mr. Osowiecki served as a senior equity analyst. Before joining the Adviser, Mr. Osowiecki worked in the Investment Product Division of The Hartford and as a project manager in commercial development. Mr. Osowiecki received a Bachelor of Science in Finance from the University of Connecticut.

The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds he manages.

DISTRIBUTION ARRANGEMENTS

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds.

Distribution Plan

Arbitrage Fund, Water Island Event-Driven Fund and Water Island Credit Opportunities Fund each has adopted a Rule 12b‑1 plan for Class R shares, which allows the Fund to pay distribution and other fees for the sale and distribution of Class R shares and for services provided to shareholders. The maximum level of distribution expenses is 0.25% per year of a Fund’s average daily net assets allocable to Class R shares. As these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of an investment in Class R shares and may cost you more than paying other types of sales charges.

Arbitrage Fund has adopted a Rule 12b‑1 plan for Class C shares (the “Plan”), which allows the Fund to pay distribution and other fees for the sale and distribution of Class C shares and for services provided to shareholders. The Plan permits the Fund to make payments at an annual rate of up to 0.75% of the Fund’s average daily net assets attributable to its Class C shares for expenses incurred in the promotion and distribution of the Fund’s shares. In addition, the Plan permits the Fund to make payments at an annual rate of up to 0.25% of the Fund’s Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund’s Class C shares. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of an investment in Class C shares and may cost you more than paying other types of sales charges. Under the terms of the Plan, the Fund is authorized to make payments to the principal distributor of the Fund for remittance to broker-dealers, retirement platforms, and other financial intermediaries as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b‑1 fees. The Fund’s principal distributor is entitled to retain all fees paid under the Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares. The Fund’s principal distributor is entitled to retain some or all fees payable under a Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Arbitrage Fund, Water Island Event-Driven Fund, and Water Island Credit Opportunities Fund each has adopted a Rule 12b‑1 plan for Class A shares, which allows the Fund to pay distribution and other fees for the sale and distribution of Class A shares and for services provided to shareholders. The maximum level of distribution expenses is 0.25% per year of a Fund’s average daily net assets allocable to Class A shares. As these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of an investment in Class A shares and may cost you more than paying other types of sales charges.

NET ASSET VALUE

The net asset value (“NAV”) per share of each Class of shares of a Fund will be determined on each day the NYSE is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day (normally 4:00 p.m. Eastern Time). The NAV of a Fund can, until the Fund engages in its scheduled distribution(s), reflect income and capital gains generated by a Fund’s holdings. In accordance with standard industry accounting practices, the income and capital gains generated by a Fund’s holdings are classified as assets, rather than liabilities, until the business day preceding the dividend record date.

Each Fund generally values portfolio securities at market value. If market quotations are not available or reliable, a Fund will value securities at their fair value as determined in good faith under the supervision of the Board of Trustees. The Board of Trustees has designated the Adviser as each Fund’s “valuation designee” responsible for the performance of the Funds’ fair valuations determinations. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be

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able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of the foreign security’s primary exchange and the time the Funds calculate their NAV, the Funds will fair value the foreign security to account for this discrepancy. In addition, since certain foreign securities may trade on weekends or days when a Fund does not price its shares, the value of these securities may change on days when Fund shares cannot be purchased or redeemed.

HOW TO PURCHASE SHARES

The availability of certain sales charge reductions and waivers may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) from those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.” Appendix A is incorporated by reference into (or legally considered part of) this prospectus.

In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these reductions or waivers.

It is also the shareholder’s responsibility to ensure that their address and other pertinent contact information is current with the Fund’s transfer agent or the shareholder’s financial intermediary to avoid dormancy. If such information becomes inaccurate and contact cannot be established, there is the risk of escheatment of a shareholder’s assets. Every state has adopted an unclaimed property (or escheat) law, which generally provides that a holder of unclaimed property must escheat the property to the state after it has remained unclaimed by its owner for a certain period.

Eligible Purchases

Purchases, exchanges, and redemptions of Class C (Arbitrage Fund only) and Class A shares may generally be effected only through institutional channels, such as broker-dealers, retirement platforms, and other financial intermediaries which have established an agreement with the Funds’ distributor. Financial intermediaries may charge additional fees for their services, including ticket and/or transaction fees for processing trades. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Front-End Sales Charges – Class A Shares

The offering price of Class A Shares is the NAV next calculated after the applicable Fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies depending on the amount of your investment.

Front-End Sales Charges – Arbitrage Fund

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment	Dealer’s Concession as a Percentage of Offering Price***
Less than $50,000	2.75%		2.83%	2.25%
$50,000 but less than $100,000	2.50%		2.56%	2.00%
$100,000 but less than $250,000	1.50%		1.52%	1.00%
$250,000 or more	0.00%		0.00%	up to 1.00%**
*

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you may be subject to a deferred sales charge of up to 1.00% if you redeem your shares within 18 months of purchase.

**

The Distributor, at its own discretion, will pay a commission to dealers on purchases of $250,000 or more as follows: 1.00% on sales of $250,000 up to $2,999,999, 0.50% on sales of $3,000,000 up to $9,999,999, and 0.25% on sales of $10,000,000 or more. Payments of 12b‑1 fees to broker-dealers and others who receive a finder’s fee will begin after the Class A Shares have been held for one year.

***	Dealer’s Concession will be calculated based on the sales charge paid by shareholders, taking into account applicable rights of accumulation.

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

Front-End Sales Charges – Water Island Event-Driven Fund and Water Island Credit Opportunities Fund

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment	Dealer’s Concession as a Percentage of Offering Price
Less than $100,000	3.25%		3.36%	2.75%
$100,000 but less than $250,000	2.75%		2.83%	2.25%
$250,000 or more	0.00%		0.00%	up to 1.00%**
*

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you may be subject to a deferred sales charge of up to 1.00% if you redeem your shares within eighteen months of purchase.

**

The Distributor, at its own discretion, will pay a commission to dealers on purchases of $250,000 or more as follows: 1.00% on sales of $250,000 up to $2,999,999, 0.50% on sales of $3,000,000 up to $9,999,999, and 0.25% on sales of $10,000,000 or more. Payments of 12b‑1 fees to broker-dealers and others who receive a finder’s fee will begin after the Class A shares have been held for one year.

For more information on how to determine what share class is most appropriate for you, please see “Choosing a Share Class,” below, or consult your broker or other financial intermediary.

You may qualify for reduced sales charges or sales charge waivers. Information about certain intermediary-specific sales charges and sales charge waivers is contained in Appendix A to this prospectus and is available on the Funds’ website at https://arbitragefunds.com/resources. For other inquiries, please consult your broker or other financial intermediary to see whether you qualify for a reduction or waiver of the sales charge. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

Waiver of Front-End Sales Charge – Class A Shares

Certain investors may be eligible for a waiver of the sales charges due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge may be waived on Class A Shares purchased by:

●
Accounts advised by the Adviser;
●
Persons repurchasing shares they redeemed within the last 60 days (see “Repurchase of Class A Shares”);
●
Employees, officers, and directors, and members of their immediate family, of the Adviser;
●
Investors who acquire Class A Shares in one Fund through the exchange of Class A Shares in another Fund (See “Exchanging Shares”);
●
Institutional retirement plans whereby an arrangement is in place with the financial intermediary to offer those shares at NAV;
●
Asset allocation programs whereby an arrangement is in place with the financial intermediary to offer those shares at NAV;
●
Other specific dealers, financial institutions, or programs whereby an arrangement is in place with the financial intermediary to offer those shares at NAV;
●
Registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the Adviser or the Distributor;
●
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;
●
Financial intermediary supermarkets and fee-based platforms. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer; and
●
Other investors as deemed appropriate by the Adviser.

Additional information on intermediary-specific sales charge waivers and variations are described in Appendix A to this prospectus, “Intermediary-Specific Sales Charge Reductions and Waivers.”

Repurchase of Class A Shares

You may repurchase any amount of Class A Shares of Arbitrage Fund, Water Island Event-Driven Fund and Water Island Credit Opportunities Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 60 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing

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shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A and Class C Shares you already own to the amount that you are currently purchasing. A Fund will combine the value of your purchases with the value of any Class A and Class C Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The value of your accumulated shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. To receive a reduction or waiver of your sales charge, you must advise your financial intermediary or the Fund at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount as the Funds, their transfer agent and financial intermediaries may not maintain this information. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Funds may amend or terminate this right of accumulation at any time.

Letter of Intent

You may combine Class A Share purchases of any Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once by signing a Letter of Intent (the “Letter”). You must inform your financial intermediary or the Fund that you have a Letter each time you make an investment. Purchases resulting from the reinvestment of dividends and distributions do not apply toward fulfillment of the Letter. The Funds will only consider the value of Class A Shares sold subject to a sales charge. Shares purchased within 90 days of the date you sign the Letter may be used as a credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. The purchase price of these prior purchases will not be adjusted. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter.

You are not legally bound by the terms of your Letter to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). Any remaining escrowed shares will be released to you.

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Fund shares (that are subject to a sales charge) made by you, your spouse, and your minor children (under age 21). This combination also applies to Fund shares you purchase with a Letter of Intent.

General Information about Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, one or more promotional incentive programs for dealers may be instituted. Under any such program, dealers may receive cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the Funds’ sales charges may be obtained free of charge by calling, toll-free, at (800) 295‑4485.

Contingent Deferred Sales Charge

If your account value, including the amount of your current investment, totals $250,000 or more in Class A shares of Arbitrage Fund or $250,000 or more in Class A shares ($500,000 or more in Class A shares purchased prior to June 30, 2018, determined on a first-in, first-out (“FIFO”) method) of Water Island Event-Driven Fund or Water Island Credit Opportunities Fund, you will not pay a front-end sales charge on the current investment amount. However, if you sell these shares (for which you did not pay a front-end sales charge) within 18 months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of up to 1.00%. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

There is a 1% CDSC on Class C shares which you sell within 12 months of purchase. The amount of the CDSC is determined as a percentage of the original purchase price of the shares being redeemed. The CDSC primarily goes to the Fund’s distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Fund will use the FIFO method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on December 1, 2025 would be subject to the CDSC if they were redeemed prior to December 1, 2026. On or after December 1, 2026, they would not be subject to CDSC.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemption or exchange of Fund shares under certain circumstances and conditions, including without limitation, the following:

●
Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
●
Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (“IRA”) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Choosing a Share Class

Arbitrage Fund offers four Classes of shares, Class R, Class I, Class C, and Class A. Water Island Event-Driven Fund and Water Island Credit Opportunities Fund each offer three Classes of shares, Class R, Class I, and Class A. The Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums (the minimum investment amounts are subject to waiver, as discussed below).

Class A shares and Class R shares are subject to an annual 12b‑1 fee of up to 0.25% of a Fund’s average daily net assets allocable to that share class. Class C shares are subject to an annual 12b‑1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares. Class I shares are not subject to any 12b‑1 fees.

Class A shares are sold subject to a front-end sales charge. Class R shares and Class I shares of a Fund are no-load. This means that shares may be purchased without the imposition of any sales charge. There is a 1% CDSC on Class C shares if you sell within 12 months of a purchase. A CDSC may be imposed on certain purchases of Class A shares, as described above in “Contingent Deferred Sales Charge.”

Purchases, exchanges and redemptions of Class A and Class C shares may generally be effected only through institutional channels, such as broker-dealers, retirement platforms, and other financial intermediaries which have established an agreement with the Funds’ Distributor. Financial intermediaries may charge additional fees for their services, including ticket and/or transaction fees for processing trades. In addition, certain financial intermediaries may have share class exchange programs whereby a shareholder of a Fund’s Class C shares may have their shares converted at NAV to Class A shares of the Fund if the shares are no longer subject to a CDSC. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.

Class I shares are available only to shareholders who invest directly in a Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution fee from the Fund or the Adviser. Class I shares may also be available on brokerage platforms of firms that have agreements with the Funds’ distributor to offer such shares solely when acting as an agent for an investor. An investor transacting in Class I shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of each Fund are available in other share classes that have different fees and expenses.

There is generally also a higher minimum initial investment requirement with respect to Class I shares in “Minimum Investments Amounts,” below.

Shares of a Fund are available for purchase from the Fund every day the NYSE is open for business, at the NAV (or offering price, for Class A shares) next calculated after receipt of the purchase request in good order. Each Fund mails you confirmations of all purchases or redemptions of Fund shares.

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Minimum Investment Amounts

Class R shares* – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments other than investments through a Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

Class I shares* – The minimum initial investment for all types of accounts is $100,000. There is no minimum for subsequent investments other than investments through a Fund’s Automatic Investment Plan, which has a $100 minimum for investments.

Class C shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class C shares.

Class A shares – The minimum initial investment for all types of accounts is $2,000. There is no minimum for subsequent investments in Class A shares.

Each Fund has granted the authority to the Adviser, in its sole discretion, to waive the initial investment minimums for the Class I Shares. The Adviser, though granted sole discretion by each Fund, has committed to consult the Fund’s Chief Compliance Officer prior to authorizing any such waivers.

*

Additionally, there will be no investment minimums for either share class for both omnibus and non-omnibus accounts held by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) employee benefit plans, like 401(k) retirement plans; (2) fee-based advisory or “wrap” programs; (3) mutual fund supermarkets or platforms such as those maintained by Charles Schwab, Fidelity or other broker-dealers; (4) consulting firms; and (5) trust companies.

Shares of each Fund are offered on a continuous basis. Each Fund reserves the right, in its sole discretion, to reject any application to purchase shares.

When Orders Are Processed

All shares will be purchased at the NAV per share next determined after a Fund or its agent receives your purchase request in good order. All requests received in good order by a Fund before 4:00 p.m. (Eastern Time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Purchase through Brokers and Other Intermediaries

You may use your broker, dealer, financial institution or other servicing agent to purchase shares of a Fund if the servicing agent has an agreement with the Fund’s distributor. Please note that such agents may charge additional fees for their services, including ticket and/or transaction fees for processing trades. See Appendix A – “Intermediary Sales Charge Reductions and Waivers” for information on whether you may qualify for certain waivers or reductions in sales charges offered by a particular intermediary. Depending on your servicing agent’s arrangements with a Fund, you may qualify to purchase Class I shares, which are subject to lower ongoing expenses. Please see “Choosing a Share Class” above for more information or contact your servicing agent. You should also note that your servicing agent may become a record shareholder of a Fund requiring all purchase and redemption requests to be sent through your servicing agent. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund. You should carefully read the program materials provided to you by your servicing agent.

Certain servicing agents may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of a Fund through such companies. The Adviser or a Fund may pay fees to these servicing agents for their services. They may also compensate servicing agents in connection with the sale of Fund shares. These payments may create an incentive for the servicing agents to recommend that you purchase Fund shares.

Purchase by Wire

If you wish to wire money to invest in Class R shares or Class I shares of a Fund, please call the Funds at 1‑800‑295‑4485 to notify the Funds that a wire transfer is coming. There are no direct purchases for Class C or Class A shares of a Fund. You may use the following instructions:

The Arbitrage Funds United Missouri Bank

For further credit to: Name/Fund #/Account #

If the shareholder would like to make a fund purchase via wire transfer, he/she must contact the Fund’s transfer agent for proper wire instructions.

The Fund numbers are as follows: Arbitrage Fund Class R – 1001 Arbitrage Fund Class I – 1000 Water Island Event-Driven Fund Class R – 6001 Water Island Event-Driven Fund Class I – 6000	Water Island Credit Opportunities Fund Class R – 7000 Water Island Credit Opportunities Fund Class I – 7001

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

Automatic Investment Plan

Class R and Class I shareholders may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $2,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1‑800‑295‑4485 for more information about the Automatic Investment Plan.

Retirement Plans

You may purchase shares of a Fund for your individual retirement plans. Please call the Funds at 1‑800‑295‑4485 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

The Funds do not accept cash, credit card checks, money orders, Travelers checks, third-party checks, or bearer forms securities of any kind.

REDEMPTIONS

Redemptions for Class C and Class A shares, like purchases, may generally be effected only through retirement plans, broker-dealers and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares. The redemption price of Class C and Class A shares subject to a CDSC will be reduced by any applicable CDSC. The CDSC may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the charge will be deducted from the redemption proceeds.

Written Redemption Requests

You will be entitled to redeem all or any portion of the Class R shares or Class I shares credited to your account by submitting a written request for redemption to:

Regular Mail The Arbitrage Funds c/o SS&C GIDS P.O. Box 219842 Kansas City, MO 64121‑9842	Express/Overnight Mail The Arbitrage Funds c/o SS&C GIDS 801 Pennsylvania Avenue Suite 219842 Kansas City, MO 64105‑1307

Redeeming by Telephone

You may redeem Class R shares or Class I shares by telephone having a value of up to a maximum of $25,000 in any 30-day period. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the U.S. as designated on your application. To redeem by telephone, call 1‑800‑295‑4485. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to you unless you have instructed the Funds to remove this privilege from your account.

The telephone redemption privilege will not be available with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. Each Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If a Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption proceeds to be sent by wire transfer, you will be required to pay a $15 wire transfer fee to cover costs associated with the transfer. In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan

If an account has a current value of at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly, or other periodic checks for any designated amount of $500 or more. If you wish to open a Systematic Withdrawal Plan, please contact the Funds at 1‑800‑295‑4485.

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When Redemptions are Sent

Once a Fund receives your redemption request from a financial intermediary in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and then soon after request a redemption, the applicable Fund will honor the redemption request but will not mail the proceeds until your purchase check has cleared (usually within 15 days).

A Fund typically expects to pay out redemption proceeds within seven days of the redemption request in all cases. In addition, a Fund can suspend redemptions and/or postpone payments or redemption proceeds beyond seven days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Good Order

Your redemption request will be processed if it is received from a financial intermediary in “good order.” To be in good order, the following conditions must be satisfied:

●
The request should indicate the name of the applicable Fund;
●
The request should indicate the number of shares or dollar amount to be redeemed;
●
The request must identify the name(s) on your account and your account number; and
●
The request should be signed by you and any other person listed on the account, exactly as the shares are registered.

See below for a discussion on when the signature(s) on the request must be guaranteed by an eligible medallion signature guarantor.

When You Need Signature Guarantees

A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required if:

●
you request a redemption to be made payable to a person not on record with the Funds;
●
you request that a redemption be mailed to an address other than that on record with the Funds, or a change of address request was received by the transfer agent within the last 30 days;
●
when establishing or modifying certain services on an account; or
●
the shares to be redeemed over any 30-day period have a value of greater than $25,000.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Funds to obtain this form. Further, in some cases, documentation may be required to change the designated account if shares are held by a corporation, fiduciary, or other organization. A notary public cannot guarantee signatures.

●
A Medallion signature guarantee is designed to protect you and The Arbitrage Funds from fraud by verifying your signature. You may need to have your signature guaranteed in certain situations, such as:
●
Written requests: (1) to redeem over $100,000 or (2) to wire redemption proceeds when prior bank account authorization is not on file.
●
Remitting redemption proceeds to any person, address, or bank account not on file.
●
Transferring redemption proceeds to an Arbitrage Fund account with a different registration (name or ownership) from yours.
●
Establishing certain services after the account is opened.
●
The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to The Arbitrage Funds. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Retirement Plans

If you are redeeming shares from an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Brokers

If shares of the Funds are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

Low Balances and Redemption “In Kind”

If at any time your account balance falls below $1,000 for Class R shares or $50,000 for Class I shares, the Funds may notify you that, unless the account is brought up to at least that amount, your account could be closed. The Funds may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record on your account. In addition, with respect to Class I shares, the Funds may convert your Class I shares into Class R shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Class I shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Class I shares.

If at any time your account balance falls below $1,000 for Class C shares, Arbitrage Fund or its agents may notify you that, unless the account is brought up to at least that amount, your account could be closed. The Fund or its agents may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record on your account. Any such redemption may result in a taxable event, and you may realize a gain or a loss as a result.

It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing through The Arbitrage Funds’ credit facility, as described in the SAI. It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of the Funds’ ability to redeem in kind in order to meet shareholder redemption requests. The Funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by the Fund. Shareholders who receive a redemption “in kind” may incur costs to dispose of such securities.

Cost Basis Information

Since January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service (“IRS”) on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method other than the Funds’ standing method at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Funds’ Board of Trustees discourages frequent purchases and redemptions of Class R, Class I, and Class A shares by reserving the right to reject any purchase order for any reason or no reason, including purchase requests from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.

The right to reject an order applies to any order, including an order placed from an omnibus account, as applicable. Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

With regard to Arbitrage Fund’s Class C shares, the Fund’s Board of Trustees has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because it believes that since the Class C shares have a CDSC it is unlikely that the Class C shares will experience frequent purchases and redemptions that are disruptive to the Fund. The Fund’s Board of Trustees may reconsider its decision not to adopt such policies and procedures if it determines there is unusual trading in Class C shares of the Fund. In addition, the Fund reserves the right to reject any Class C purchase order for any reason or no reason, including purchase requests from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares. The right to reject an order applies to any order, including an order placed from an omnibus account.

EXCHANGING SHARES

Class R shares of any Fund may be exchanged for Class R shares of another Fund at their relative NAVs. Class I shares of any Fund may be exchanged for Class I shares of another Fund at their relative NAVs.

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Class C shares of Arbitrage Fund may be exchanged for Class R or Class I shares of the Fund, provided (1) you meet the investment eligibility requirements for purchase of shares of the class you wish to exchange into, and (2) you have held your Class C shares for longer than twelve months.

Class A shares of Arbitrage Fund, Water Island Event-Driven Fund, and Water Island Credit Opportunities Fund may be exchanged for Class A shares of another Fund at their relative NAVs, provided you have held such shares for at least thirty days. For purposes of calculating the CDSC, such shares will be deemed to have been held since the date the shares being exchanged were initially purchased. Class A shares of Arbitrage Fund, Water Island Event-Driven Fund and Water Island Credit Opportunities Fund may be exchanged for Class R or Class I shares of the same Fund, provided (1) you meet the investment eligibility requirements for purchase of shares of the class you wish to exchange into, and (2) for Class A shares subject to a CDSC, you have held such shares for longer than 18 months, with respect to shares of Arbitrage Fund, Water Island Event-Driven Fund, and Water Island Credit Opportunities Fund.

If you qualify as a purchaser of Class I shares, but your account is invested in Class R, C, or A shares, you may convert such shares to Class I shares based on the relative NAVs of the two Classes on the conversion date.

Certain financial intermediaries may have share class exchange programs whereby a shareholder of a Fund’s Class C shares may have their shares converted at NAV to Class A shares of the Fund if the shares are no longer subject to a CDSC.

The Fund reserves the right to reject any exchange request for any reason or no reason. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. To exchange shares:

1.
Read this prospectus carefully.
2.
Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.
3.
Contact your financial intermediary, or call SS&C GIDS at (800) 295‑4485. You may also make an exchange by writing to The Arbitrage Funds, c/o SS&C GIDS, P.O. Box 219842, Kansas City, Missouri 64121‑9842.

CONVERSION OF SHARES

Effective on or about September 30, 2021 (the “Effective Date”), approximately eight years after purchase, Class C shares of Arbitrage Fund will automatically convert to Class A shares of the Fund. The Class C share conversions will occur approximately once each month (on the “Class C Conversion Date”) on the basis of the relative NAV of the shares of the two applicable classes, without the imposition of any sales load, fee, or other charge. The Class C share conversions will not be deemed a purchase or sale of the shares for U.S. federal income tax purposes. The Class C Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding. Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries are able to track purchases to credit individual shareholders’ holding periods. In particular, group retirement plans held through third party intermediaries that hold Class C shares in an omnibus account in certain instances do not track participant level share lot aging. In such instances, the automatic conversion of Class C shares to Class A shares will occur approximately eight years after the Effective Date. Please consult with your financial intermediary about your eligibility to exercise this conversion privilege.

PAYMENTS TO FINANCIAL INTERMEDIARIES

For certain share classes, the Funds and/or the Adviser make payments to certain financial intermediaries in connection with the promotion and sale of shares of the Funds and as compensation for shareholder-related services, including administrative, sub-transfer agency, recordkeeping, and shareholder communications services. The Funds and the Adviser also pay such compensation to make shares of the Funds available to investors through certain fund platforms, supermarkets or similar programs or for services provided in connection with such platforms, supermarkets. and programs. These payments generally benefit the Funds and may provide applicable financial intermediaries with an incentive to recommend sales of shares of the Funds over other potential investments.

The Funds and the Adviser compensate financial intermediaries differently depending upon the level and type of services provided by such financial intermediaries. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds. Compensation paid by a Fund for distribution-related expenses are made from the Fund’s Rule 12b‑1 fees. Compensation paid by the Adviser or its affiliates includes amounts from the Adviser’s or its affiliates’ own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from a Fund or the Adviser may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating (itself and) its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding a Fund,

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds or the Adviser, and the prospect of receiving such compensation provide the financial intermediary with an incentive to recommend shares of the Funds over other potential investments. You should ask your financial intermediary for details about any such payments it receives from the Funds or the Adviser, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

A Fund’s shares may be available for purchase and sale on brokerage and other financial intermediary platforms of firms that have agreements with the Funds’ distributor to offer such shares solely when acting as an agent for the investor. Investors that purchase and/or sell shares of a Fund through brokers or other financial intermediaries may be required to pay commissions and/or other types of compensation to such brokers or other financial intermediaries in connection with such purchases or sales in an amount determined and separately disclosed to you by the broker or other financial intermediary. Please contact your broker or other financial intermediary for further detail. Because the Funds are not parties to any such commission arrangement between you and your broker or financial intermediary, any purchases and redemptions of a Fund’ shares will be made at the applicable NAV (before imposition of the commission). Any such commissions charged by a broker or financial intermediary are not reflected in the fees and expenses listed in the “Fund Fees and Expenses” section of the Summary Section for each Fund nor are they reflected in the performance information shown in the prospectus for the Funds because they are not charged by the Funds.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Funds intend to qualify as regulated investment companies for federal income tax purposes and, as such, they will not be subject to federal income tax on their taxable income and gains that they distribute to their shareholders. Under ordinary circumstances, the Funds intend to distribute their income and gains in such a way that they will not be subject to a federal excise tax on certain undistributed amounts. However, no assurance can be given that the Funds will not be subject to the excise tax.

Arbitrage Fund and Water Island Event-Driven Fund intend to distribute substantially all of their net investment income and net realized capital gains after May 31, the end of each fiscal year, and no later than December 31 of each year. Water Island Credit Opportunities Fund intends to declare dividends based on its investment income daily (and distribute such dividends monthly) and distribute substantially all of its net realized capital gains in December. Distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash. Distributions from net investment income (including any excess of net short-term capital gains over net long-term capital losses) are generally taxable to investors as ordinary income (although a portion of such distributions may be taxable to investors at the lower rate applicable to qualified dividend income), while distributions of capital gains (the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains, regardless of your holding period of Fund shares. Arbitrage Fund and Water Island-Event Driven Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation unless they incur debt to finance the acquisition of Fund shares.

Redemptions of shares of the Funds are taxable events on which you may realize a gain or loss.

U.S. individuals, trusts, and estates with income above certain thresholds are subject to the Medicare contribution tax at a rate of 3.8% on their net investment income, which includes interest, dividends, and capital gains.

Federal law requires the Funds (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012 and redeemed on or after that date. The Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Funds will use average cost as the default cost basis method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

The Funds require you to certify that your Social Security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold 24% of any distribution and redemption proceeds. The Funds reserve the right to reject your purchase order if you have not provided a certified Social Security or taxpayer identification number.

The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

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Foreign Taxes

The Funds may be subject to foreign withholding taxes with respect to income from foreign securities. The Funds do not expect to be able to “pass through” those taxes to the shareholders but will deduct such amounts in determining how much the Funds are required to distribute to their shareholders.

U.S. Taxation of Foreign Shareholders

Nonresident aliens, foreign corporations and other non-U.S. investors in the Funds will be subject to a 30% withholding tax on dividend distributions (other than capital gain dividends, unless the shareholder is entitled to a lower rate pursuant to an applicable tax treaty). A foreign shareholder must provide an applicable Form W‑8 certifying its foreign status and the applicability of any treaty. Foreign investors are generally not subject to U.S. income tax or distributions of capital gains and capital gains recognized on the sale, exchange, or redemption of shares unless they are present in the U.S. for 183 days or more in a taxable year, or such gains are effectively connected with a U.S. trade or business. Certain interest-related dividends and short-term capital gain dividends are also exempt from withholding if they are separately reported by a Fund. Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds are required to withhold tax at the rate of 30% on payments to certain foreign entities that do not comply with information reporting or certification requirements under FATCA.

All foreign investors should consult their tax advisors about the tax consequences of investing in a Fund.

ADDITIONAL INFORMATION

The Funds enter into contractual arrangements with various parties, which may include, among others, the Funds’ investment adviser, custodian, distributor, and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Funds.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between The Arbitrage Funds or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for each fiscal period shown for Class R shares, Class I shares, Class C shares, and Class A shares, as applicable.

Please note that the financial highlights information represents financial highlights of each Fund through May 31 of each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information presented for fiscal year May 31, 2026 in the table has been derived from, and should be read in conjunction with, the financial statements audited by Cohen & Company, Ltd., the Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, are included in the Funds’ Form N-CSR, which includes the Annual Financial Statements and Additional Information for the fiscal year ended May 31, 2026, which is available upon request. The information presented for fiscal years May 31, 2022, 2023 and 2024 in the table has been audited by the Funds’ previous independent registered public accounting firm.

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Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025			2024	2023	2022
Net asset value, beginning of period	$13.24		$12.63		$11.97	$12.54	$13.11
Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.03		0.05	0.02	(0.08)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.78	(b)	0.70	(c)	0.85	(0.15)	(0.42)
Total from investment operations	0.83		0.73		0.90	(0.13)	(0.50)
Less distributions
From net investment income	(0.03)		(0.06)		—	(0.09)	—
From net realized gains	(0.46)		(0.06)		(0.24)	(0.35)	(0.07)
Total Distributions	(0.49)		(0.12)		(0.24)	(0.44)	(0.07)
Net asset value, end of period	$13.58		$13.24		$12.63	$11.97	$12.54
Total Return(d)	6.25	%(b)	5.82	%(c)	7.55%	(1.03)%	(3.83)%
Net assets, end of period (in 000s)	$23,003		$27,038		$33,860	$44,250	$77,866
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.63%		1.61%		1.65%	1.51%	1.55%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.58%		1.55%		1.56%	1.45%	1.49%
Net investment income (loss)	0.36%		0.23%		0.43%	0.13%	(0.61)%
Portfolio turnover rate	220%		162%		230%	197%	206%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
The Adviser has reimbursed the Fund $2,804 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(c)
The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)
Dividend expense totaled 0.01%, 0.02%, 0.08%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.01%, 0.00%, 0.00% and 0.05% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(f)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.57%, 1.52%, 1.48%, 1.44% and 1.43% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025			2024	2023	2022
Net asset value, beginning of period	$13.80		$13.16		$12.47	$13.05	$13.60
Income (loss) from investment operations
Net investment income (loss)(a)	0.09		0.07		0.09	0.05	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.82	(b)	0.73	(c)	0.87	(0.15)	(0.43)
Total from investment operations	0.91		0.80		0.96	(0.10)	(0.48)
Less distributions
From net investment income	(0.07)		(0.10)		(0.03)	(0.13)	—
From net realized gains	(0.46)		(0.06)		(0.24)	(0.35)	(0.07)
Total Distributions	(0.53)		(0.16)		(0.27)	(0.48)	(0.07)
Net asset value, end of period	$14.18		$13.80		$13.16	$12.47	$13.05
Total Return(d)	6.59	%(b)	6.11	%(c)	7.76%	(0.75)%	(3.55)%
Net assets, end of period (in 000s)	$797,302		$665,862		$874,556	$1,062,907	$1,459,176
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.38%		1.36%		1.40%	1.26%	1.30%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.33%		1.30%		1.31%	1.20%	1.24%
Net investment income (loss)	0.61%		0.49%		0.68%	0.40%	(0.41)%
Portfolio turnover rate	220%		162%		230%	197%	206%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
The Adviser has reimbursed the Fund $2,804 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(c)
The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)
Dividend expense totaled 0.01%, 0.02%, 0.08%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.01%, 0.00%, 0.00% and 0.05% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(f)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.32%, 1.27%, 1.23%, 1.19% and 1.18% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

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Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025			2024		2023		2022
Net asset value, beginning of period	$12.11		$11.59		$11.09		$11.64		$12.26
Income (loss) from investment operations
Net investment loss(a)	(0.05	)(b)	(0.06	)(b)	(0.04	)(b)	(0.07	)(b)	(0.16)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.71	(c)	0.64	(d)	0.78		(0.13)		(0.39)
Total from investment operations	0.66		0.58		0.74		(0.20)		(0.55)
Less distributions
From net realized gains	(0.46)		(0.06)		(0.24)		(0.35)		(0.07)
Total Distributions	(0.46)		(0.06)		(0.24)		(0.35)		(0.07)
Net asset value, end of period	$12.31		$12.11		$11.59		$11.09		$11.64
Total Return(e)(f)	5.45	%(c)	5.05	%(d)	6.70%		(1.73)%		(4.51)%
Net assets, end of period (in 000s)	$3,018		$4,708		$6,434		$8,398		$13,467
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.38%		2.36%		2.40%		2.26%		2.30%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.33%		2.30%		2.31%		2.20%		2.24%
Net investment loss	(0.38)%		(0.53)%		(0.32)%		(0.61)%		(1.35)%
Portfolio turnover rate	220%		162%		230%		197%		206%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.
(c)
The Adviser has reimbursed the Fund $2,804 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(d)
The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(e)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
(g)
Dividend expense totaled 0.01%, 0.02%, 0.08%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.01%, 0.00%, 0.00% and 0.05% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(h)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 2.32%, 2.27%, 2.23%, 2.19% and 2.18% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025			2024	2023	2022
Net asset value, beginning of period	$13.20		$12.59		$11.94	$12.52	$13.08
Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.03		0.05	0.02	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.78	(b)	0.70	(c)	0.84	(0.15)	(0.40)
Total from investment operations	0.83		0.73		0.89	(0.13)	(0.49)
Less distributions
From net investment income	(0.03)		(0.06)		—	(0.10)	—
From net realized gains	(0.46)		(0.06)		(0.24)	(0.35)	(0.07)
Total Distributions	(0.49)		(0.12)		(0.24)	(0.45)	(0.07)
Net asset value, end of period	$13.54		$13.20		$12.59	$11.94	$12.52
Total Return(d)(e)	6.31	%(b)	5.87	%(c)	7.49%	(1.06)%	(3.77)%
Net assets, end of period (in 000s)	$22,184		$21,192		$24,149	$27,637	$42,040
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.63%		1.61%		1.65%	1.51%	1.55%
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	1.58%		1.55%		1.56%	1.45%	1.49%
Net investment income (loss)	0.36%		0.24%		0.43%	0.16%	(0.74)%
Portfolio turnover rate	220%		162%		230%	197%	206%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
The Adviser has reimbursed the Fund $2,804 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(c)
The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
(f)
Dividend expense totaled 0.01%, 0.02%, 0.08%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.01%, 0.00%, 0.00% and 0.05% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(g)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.57%, 1.52%, 1.48%, 1.44%, and 1.43% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

| 51

Water Island Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025		2024	2023		2022
Net asset value, beginning of period	$12.05	$11.39		$10.72	$10.84		$11.38
Income (loss) from investment operations
Net investment income (loss)(a)	0.09	0.04		0.03	(0.00	)(b)(c)	(0.12)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.82	0.62	(d)	0.70	(0.12)		(0.42)
Total from investment operations	0.91	0.66		0.73	(0.12)		(0.54)
Less distributions
From net investment income	(0.09)	—		(0.06)	—		—
Total Distributions	(0.09)	—		(0.06)	—		—
Net asset value, end of period	$12.87	$12.05		$11.39	$10.72		$10.84
Total Return(e)	7.53%	5.79	%(d)	6.77%	(1.11)%		(4.75)%
Net assets, end of period (in 000s)	$1,059	$1,303		$4,506	$3,990		$4,502
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.98%	1.87%		1.74%	1.67%		1.78%
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	1.71%	1.70%		1.72%	1.70%		1.80%
Net investment income (loss)	0.74%	0.36%		0.29%	(0.00	)%(h)	(1.08)%
Portfolio turnover rate	255%	195%		305%	216%		217%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
Amount rounds to less than $0.01 per share.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.
(d)
The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(e)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)
Dividend expense totaled 0.01%, 0.01%, 0.03%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.00%, 0.00% and 0.10% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(g)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(h)
Amount rounds to less than 0.01% per share.

  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

Water Island Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025		2024	2023	2022
Net asset value, beginning of period	$12.23	$11.54		$10.86	$10.95	$11.47
Income (loss) from investment operations
Net investment income (loss)(a)	0.13	0.07		0.06	0.03	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.82	0.64	(b)	0.70	(0.12)	(0.42)
Total from investment operations	0.95	0.71		0.76	(0.09)	(0.52)
Less distributions
From net investment income	(0.12)	(0.02)		(0.08)	—	—
Total Distributions	(0.12)	(0.02)		(0.08)	—	—
Net asset value, end of period	$13.06	$12.23		$11.54	$10.86	$10.95
Total Return(c)	7.80%	6.19	%(b)	7.03%	(0.82)%	(4.53)%
Net assets, end of period (in 000s)	$48,469	$55,789		$74,217	$108,674	$107,038
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.73%	1.61%		1.49%	1.42%	1.53%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.46%	1.45%		1.47%	1.45%	1.55%
Net investment income (loss)	0.99%	0.59%		0.55%	0.25%	(0.86)%
Portfolio turnover rate	255%	195%		305%	216%	217%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(c)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)
Dividend expense totaled 0.01%, 0.01%, 0.03%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.00%, 0.00% and 0.10% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(e)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

| 53

Water Island Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025		2024	2023		2022
Net asset value, beginning of period	$12.05	$11.37		$10.70	$10.82		$11.36
Income (loss) from investment operations
Net investment income (loss)(a)	0.09	0.04		0.03	0.00	(b)(c)	(0.15)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.81	0.64	(d)	0.69	(0.12)		(0.39)
Total from investment operations	0.90	0.68		0.72	(0.12)		(0.54)
Less distributions
From net investment income	(0.06)	—		(0.05)	—		—
Total Distributions	(0.06)	—		(0.05)	—		—
Net asset value, end of period	$12.89	$12.05		$11.37	$10.70		$10.82
Total Return(e)(f)	7.45%	5.98	%(d)	6.75%	(1.11)%		(4.75)%
Net assets, end of period (in 000s)	$546	$1,230		$1,601	$1,876		$2,301
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.98%	1.87%		1.74%	1.67%		1.77%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.71%	1.70%		1.72%	1.70%		1.79%
Net investment income (loss)	0.74%	0.34%		0.29%	(0.01)%		(1.35)%
Portfolio turnover rate	255%	195%		305%	216%		217%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
Amount rounds to less than $0.01 per share.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.
(d)
The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(e)
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
(f)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.
(g)
Dividend expense totaled 0.01%, 0.01%, 0.03%, 0.01% and 0.00% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.00%, 0.00% and 0.10% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(h)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.69%, 1.69%, 1.69%, 1.69%, and 1.69% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

Water Island Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025	2024	2023	2022
Net asset value, beginning of period	$9.87	$9.72	$9.61	$9.73	$10.16
Income (loss) from investment operations
Net investment income(a)	0.32	0.38	0.43	0.36	0.16
Net realized and unrealized gains (losses) on investments and foreign currencies	0.10	0.17	0.13	(0.09)	(0.33)
Total from investment operations	0.42	0.55	0.56	0.27	(0.17)
Less distributions
From net investment income	(0.36)	(0.40)	(0.45)	(0.39)	(0.26)
Total Distributions	(0.36)	(0.40)	(0.45)	(0.39)	(0.26)
Net asset value, end of period	$9.93	$9.87	$9.72	$9.61	$9.73
Total Return(b)	4.32%	5.78%	5.96%	2.88%	(1.74)%
Net assets, end of period (in 000s)	$3,958	$5,268	$6,857	$6,742	$9,072
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)	1.69%	1.63%	1.65%	1.62%	1.62%
Net expenses after advisory fees waived and expenses reimbursed(c)(d)	1.33%	1.26%	1.29%	1.30%	1.32%
Net investment income	3.25%	3.84%	4.39%	3.70%	1.58%
Portfolio turnover rate	141%	132%	117%	127%	148%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)
Dividend expense totaled 0.10%, 0.02%, 0.06%, 0.05% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.01%, 0.00%, 0.02% and 0.08% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(d)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.23%, 1.23%, 1.23%, 1.23% and 1.23% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

| 55

Water Island Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025	2024	2023	2022
Net asset value, beginning of period	$9.82	$9.67	$9.56	$9.69	$10.12
Income (loss) from investment operations
Net investment income(a)	0.34	0.40	0.45	0.38	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	0.11	0.17	0.13	(0.10)	(0.33)
Total from investment operations	0.45	0.57	0.58	0.28	(0.15)
Less distributions
From net investment income	(0.38)	(0.42)	(0.47)	(0.41)	(0.28)
Total Distributions	(0.38)	(0.42)	(0.47)	(0.41)	(0.28)
Net asset value, end of period	$9.89	$9.82	$9.67	$9.56	$9.69
Total Return(b)	4.70%	6.06%	6.23%	3.03%	(1.51)%
Net assets, end of period (in 000s)	$165,381	$160,961	$136,310	$109,488	$125,705
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)	1.44%	1.37%	1.40%	1.37%	1.37%
Net expenses after advisory fees waived and expenses reimbursed(c)(d)	1.08%	1.00%	1.04%	1.05%	1.07%
Net investment income	3.50%	4.10%	4.65%	3.94%	1.84%
Portfolio turnover rate	141%	132%	117%	127%	148%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)
Dividend expense totaled 0.10%, 0.01%, 0.06%, 0.05% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.01%, 0.00%, 0.02% and 0.08% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(d)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 0.98%, 0.98%, 0.98%, 0.98% and 0.98% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

Water Island Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.83	$9.68	$9.57	$9.69	$10.12
Income (loss) from investment operations
Net investment income(a)	0.32	0.38	0.42	0.35	0.16
Net realized and unrealized gains (losses) on investments and foreign currencies	0.10	0.17	0.14	(0.08)	(0.33)
Total from investment operations	0.42	0.55	0.56	0.27	(0.17)
Less distributions
From net investment income	(0.36)	(0.40)	(0.45)	(0.39)	(0.26)
Total Distributions	(0.36)	(0.40)	(0.45)	(0.39)	(0.26)
Net asset value, end of period	$9.89	$9.83	$9.68	$9.57	$9.69
Total Return(b)(c)	4.33%	5.79%	5.96%	2.88%	(1.76)%
Net assets, end of period (in 000s)	$53	$70	$71	$67	$105
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.69%	1.63%	1.65%	1.61%	1.62%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.33%	1.26%	1.30%	1.30%	1.32%
Net investment income	3.26%	3.86%	4.40%	3.64%	1.59%
Portfolio turnover rate	141%	132%	117%	127%	148%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
(c)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.
(d)
Dividend expense totaled 0.10%, 0.02%, 0.06%, 0.05% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.01%, 0.00%, 0.02% and 0.08% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(e)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.23%, 1.23%, 1.23%, 1.23%, and 1.23% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

| 57

APPENDIX A:

INTERMEDIARY-SPECIFIC SALES CHARGE REDUCTIONS AND WAIVERS

The availability of certain initial or deferred sales charge reductions and waivers may depend on whether you purchase your shares directly from a Fund or through a particular financial intermediary. This Appendix A is incorporated by reference into (legally considered part of) the prospectus.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these reductions or waivers.

J.P. MORGAN SECURITIES LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).

Front-End Sales Charge Waivers on Class A Shares Available at J.P. Morgan Securities LLC

●
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
●
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
●
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
●
Shares purchased through rights of reinstatement.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A Share Conversion

●
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC Waivers on Class A and C Shares Available at J.P. Morgan Securities LLC

●
Shares sold upon the death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
●
Shares purchased in connection with a return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
●
Shares acquired through a right of reinstatement.

Front-End Load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent

●
Breakpoints as described in the prospectus.
●
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
●
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (“MERRILL LYNCH”)

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Funds’ prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-End Load Waivers Available at Merrill

●
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares purchased through a Merrill investment advisory program
●
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
●
Shares purchased through the Merrill Edge Self-Directed platform
●
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
●
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
●
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
●
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)
●
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

●
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
●
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
●
Shares sold due to return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
●
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-End Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

●
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
●
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

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●
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

MORGAN STANLEY WEALTH MANAGEMENT

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Funds’ prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
●
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
●
Shares purchased through a Morgan Stanley self-directed brokerage account
●
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. AND EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Funds’ prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Raymond James

●
Shares purchased in an investment advisory program.
●
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
●
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
●
A shareholder in a Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C Shares Available at Raymond James

●
Death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the Funds’ prospectus.
●
Return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Funds’ prospectus.
●
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
●
Shares acquired through a right of reinstatement.

Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

●
Breakpoints as described in this prospectus.

  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

RBC WEALTH MANAGEMENT

Front-End Sales Charge Waivers on Class A Shares Available at RBC Wealth Management

●
For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SAR-SEP, or Keogh plans.

WELLS FARGO CLEARING SERVICES, LLC AND WELLS FARGO ADVISORS FINANCIAL NETWORK, LLC (COLLECTIVELY, “WELLS FARGO ADVISORS”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Funds’ prospectus or SAI. In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

●
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
●
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

●
Shares purchased through a rollover from another 529 plan.
●
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information

●
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

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Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

●
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
●
Effective April 1, 2026, employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same taxpayer identification number (“TIN”) and will not be aggregated with other retirement plan accounts under a different TIN or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
●
Gifts of shares will not be considered when determining breakpoint discounts.

  PROSPECTUS | SEPTEMBER 25 • 2026

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

Adviser	Water Island Capital, LLC 104 Fifth Avenue, 9th Floor New York, NY 10011
Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
Transfer Agent	SS&C GIDS P.O. Box 219842 Kansas City, MO 64121‑9842

Appendix A to this prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” is a separate document that is incorporated by reference into (or legally considered part of) this prospectus and contains information about sales charge reductions and waivers available through certain financial intermediaries that differ from the sales charge reductions and waivers disclosed in this prospectus and the related SAI.

Additional information about the Funds is included in the SAI, which is hereby incorporated by reference in its entirety. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in the Fund’s financial statements in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds’ performance during their last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To obtain a free copy of the SAI, the annual and semi-annual reports, the Funds’ financial statements or other information about the Funds, such as the Funds’ proxy voting record during the most recent 12-month period ended June 30, or to make shareholder inquiries about the Funds, please call (800) 295‑4485. You may also write to:

The Arbitrage Funds

c/o SS&C GIDS

P.O. Box 219842

Kansas City, MO 64121‑9842

As indicated above, the SAI, the annual and semi-annual reports, and other information such as the Funds’ financial statements, and proxy voting record, are available upon telephonic or written request. They are also available free of charge on the Funds’ website, https://www.arbitragefunds.com/resources, and on the SEC’s website, as discussed below.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act File # 811‑09815

SEPTEMBER 25, 2026 | PROSPECTUS

AltShares Merger Arbitrage ETF (ARB)

AltShares Event-Driven ETF (EVNT)

This prospectus provides important information about AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF (each a “Fund” and together, the “Funds”), each a series of The Arbitrage Funds (“Trust”), that you should know before investing in the Funds. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds (“Shares”) are listed and traded on The NYSE Arca, Inc. (“Exchange”). Shares are not individually redeemable. The Trust is a registered investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

TABLE OF CONTENTS

2	Fund Summaries
2	AltShares Merger Arbitrage ETF
8	AltShares Event-Driven ETF
15	Investment Objective, Policies, and Risks
25	Fund Management
25	Portfolio Managers
26	Other Service Providers
26	Index Provider
26	Buying And Selling Shares
26	Buying And Selling Shares On The Secondary Market
27	Active Investors And Market Timing
28	Distribution And Service Plan
28	Net Asset Value
28	Fund Website And Disclosure Of Portfolio Holdings
28	Dividends, Other Distributions And Taxes
30	Additional Information
31	Financial Highlights

No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Funds’ Statement of Additional Information dated September 25, 2026 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

ALTSHARES MERGER ARBITRAGE ETF

FUND SUMMARY

Investment Objective

AltShares Merger Arbitrage ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the “Underlying Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.75%
Distribution and/or Service (12b‑1) Fees(1)	None
Other Expenses	0.06%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.06%
All Remaining Other Expenses	0.00
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
(1)

Pursuant to a Rule 12b‑1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b‑1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% each year and that the Fund’s expenses are equal to the Total Annual Operating Expenses each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your Shares, your costs would be:

One Year	Three Years	Five Years	10 Years
$84	$262	$455	$1,014

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. Transaction costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 399% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its Underlying Index, which is designed to reflect a global merger arbitrage strategy. The most common approach to merger arbitrage, and the approach the Underlying Index (and by extension the Fund) reflects, is to seek to capture the difference (the “spread”) between the price at which the stock of a target company in a publicly announced merger, takeover, tender offer, or leveraged buy-out (the “Target”) trades after the announcement of the acquisition and the price the acquiring company (the “Acquirer”) has agreed to pay for the stock of the Target.

The Underlying Index is rebalanced and reconstituted twice per month. The Fund reconstitutes and rebalances on the same schedule as the Underlying Index. The Fund’s investment adviser, Water Island Capital, LLC (the “Adviser”), generally expects the Underlying Index to include between 30‑50 Targets at each reconstitution. To gain exposure to the Underlying Index, the Fund will establish long positions in shares of the Target stocks. When the terms of a transaction call for the exchange of an Acquirer’s common stock, the Underlying Index, as a result of the index methodology, will include short exposure in the Acquirer’s stock at the deal’s exchange ratio. This short exposure is designed to lock in the current deal spread, and to hedge against the risk of a decline in the deal value as a result of a decline in the value of the Acquirer’s stock. The Fund may invest in derivatives, such as swaps, to obtain exposure to long and short constituents of the Underlying Index.

The Underlying Index is comprised of securities of United States (“U.S.”) and foreign companies of any market capitalization. The Underlying Index is calculated in U.S. dollars. The Underlying Index hedges against fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund uses forward currency or futures contracts to effectuate these hedges in the Underlying Index. The amount of forward and futures contracts held by the Fund is based on the aggregate exposure of the Fund to each currency.

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  PROSPECTUS | SEPTEMBER 25 • 2026

The Underlying Index may also include an allocation to cash-like instruments, such as money market and similar cash management funds and ultra short-term bond exchange-traded funds (“ETFs”). In addition, when a transaction closes, any allocation in the Underlying Index to the securities of the Target and/or Acquirer will be reallocated to such instruments. The Underlying Index generally only allocates to cash when there are an insufficient number of Targets for inclusion in the Underlying Index and when a transaction represented by a Target in the Underlying Index has been consummated or abandoned. Accordingly, cash allocations in the Underlying Index and Fund are generally removed as part of each Underlying Index reconstitution, though cash allocations may continue to be included if there are an insufficient number of Targets.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the constituents of the Underlying Index and in financial instruments with economic characteristics similar to such constituents, such as swaps on such constituents. Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling to track the Underlying Index. The Fund may invest up to 20% of its net assets in instruments that are not included in the Underlying Index, but that the Adviser believes will help the Fund track the Underlying Index. The Fund may also invest in financial instruments, including swap agreements, futures contracts, ETFs, and options on securities or equity securities indices. With respect to derivatives, the Fund will invest principally in swaps and forward contracts on foreign currencies. The Fund will invest in other funds, such as money market and similar cash management funds and ultra short-term bond ETFs, only to reflect cash allocations by the Underlying Index.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of August 31, 2026, the Underlying Index included 65 long positions and 16 short positions in companies with market capitalizations of between $321 million and $2,745 billion.

The Underlying Index was developed by Water Island Indices LLC (the “Index Provider”), an affiliate of the Adviser. The Index Calculation Agent is Solactive AG, which is not affiliated with the Index Provider, the Fund, or the Adviser. The Index Calculation Agent provides information to the Fund about the constituents of the Underlying Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.

Principal Risks

As with all funds, investing in the Fund entails risks that could cause the Fund and the Fund’s investors to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risk: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, in which case the Fund may realize losses.

Passive Investment Risk: The Fund is not actively managed, does not seek to “beat” the Underlying Index, and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry, or sector.

Short Sale Risk: The Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument, such as a future, forward or swap. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, in theory, securities sold short have unlimited risk. Short sales also expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund’s performance. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to the Fund than long positions (purchases). It is also possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increases, thereby increasing potential losses to the Fund.

Market Risk: The value of the Fund’s investments, and the net asset value (“NAV”) of the Fund, will fluctuate over time, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund’s investments, and investors could lose money due to this price fluctuation. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates, changes in interest rates, or adverse investor sentiment. Geopolitical and other risks, including terrorism, war and sanctions, and environmental and public health risks (such as natural disasters, epidemics, and pandemics), may add to instability in world economies and markets generally. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking. The extent and duration of such market disruptions cannot be predicted but could magnify the impact of other risks to the Fund, could have a significant adverse impact on the Fund and its investments, and could result in increased volatility of the Fund’s NAV.

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ALTSHARES MERGER ARBITRAGE ETF

High Portfolio Turnover Risk: The Fund’s strategy is expected to involve buying and selling portfolio securities frequently to rebalance the Fund’s investment exposures, which may increase brokerage commission costs and reduce performance. High portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Hedging Transaction Risk: Instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Concentration Risk: If a large percentage of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, the Underlying Index may be concentrated in an industry or group of industries or sectors. Because the Fund’s assets are expected to be concentrated in an industry or group of industries or sectors to the same extent as the Underlying Index, the Fund is subject to loss due to adverse occurrences affecting that industry or group of industries or sectors. During such a period of concentration, the Fund may be subject to greater volatility than a fund that is more broadly diversified.

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or if the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Derivatives Risk: A derivative instrument (such as a forward contract, option (both written and purchased), or swap contract) typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs.

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign governments and economies often are less stable than the U.S. Government and the U.S. economy, and foreign companies may not be subject to the same regulatory requirements and accounting, auditing, and financial reporting standards of U.S. companies. As a consequence, there may be less publicly available information about such companies, which may negatively affect the value of foreign securities held by the Fund.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. The return of the forward currency contracts and currency futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to non-U.S. currencies may not be hedged.

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

ETF Risk: As an ETF, the Fund is subject to the following risks:

Premium-Discount Risk: Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.

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  PROSPECTUS | SEPTEMBER 25 • 2026

Secondary Market Trading Risk: Investors buying or selling Shares in the secondary market may pay bid-ask spreads, brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell Shares. There can be no assurance that an active or liquid trading market for Shares will develop or be maintained or that the Shares will continue to be listed. In addition, trading in Shares on the Exchange may be halted.

Cash Transactions Risk: The Fund may effect redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may recognize gains on sales of portfolio holdings. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund redeemed its shares principally in-kind, may be passed on to Authorized Participants (“APs”) in the form of transaction fees. As a result, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

International Closed Market Trading Risk: Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading.

Authorized Participants Concentration Risk: The Fund may have a limited number of financial institutions that may act as APs. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV like closed-end fund shares and may face delisting from the Exchange.

Market Capitalization Risk: The securities of small-capitalization and mid-capitalization companies may be less liquid and more vulnerable to adverse business, economic, or market events than securities of relatively larger, more established companies.  Larger, more established companies may be unable to attain the high growth rates of successful, smaller- and medium-sized companies during periods of economic expansion.

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund’s performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with the occurrence of adverse events affecting a particular issuer than a diversified fund.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Underlying Index, which may be due to the Fund’s use of representative sampling or other differences between the Fund’s and Underlying Index’s holdings, transaction and operating costs, and security valuation procedures. This risk is heightened during times of market volatility.

Large Shareholder Risk: Certain shareholders, including the Adviser or an affiliate of the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund and transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Performance

The following information provides some indication of the risks and variability of investing in the Fund by showing how the performance of the predecessor exchange traded fund, AltShares Merger Arbitrage ETF, has varied over time.

The Fund acquired the assets and liabilities of the predecessor exchange traded fund after the close on September 25, 2026. As a result of the transaction, the Fund adopted the accounting and performance history of the predecessor exchange traded fund. The information shown below is for the predecessor exchange traded fund. The Fund’s net operating expense ratio is the same as the net operating expense ratio of the predecessor exchange traded fund. Returns in the bar chart and average annual total returns table for the predecessor exchange traded fund have not been adjusted.

The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the predecessor exchange traded fund’s performance from year to year and by showing how the predecessor exchange traded fund’s average annual total returns for the past one-year, five-year, and since inception periods compare to the returns of the S&P 500® Index, Water Island Merger Arbitrage USD

| 5

ALTSHARES MERGER ARBITRAGE ETF

Hedged Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The performance table reflects the performance of the predecessor exchange traded fund’s shares before and after taxes. The performance shown reflects voluntary fee waivers which had a positive effect on performance and may be discontinued at any time. Without such voluntary fee waivers, performance would have been lower. How the predecessor exchange traded fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information can be obtained by visiting www.altsharesetfs.com/arb.

Performance of AltShares Merger Arbitrage ETF Shares
8%
6%
4%
2%
0%
3.20%
2.59%
4.04%
4.04%
5.58%
2021
2022
2023
2024
2025

During the period shown in the bar chart, the highest return for the predecessor exchange traded fund for a quarter was 3.27% during the quarter ended September 30, 2023 and the lowest return for a quarter was 1.43% during the quarter ended June 30, 2022.

The year-to-date return of the predecessor exchange traded fund’s shares through June 30, 2026 is 2.45%.

Average Annual Total Returns for Periods Ended December 31, 2025

The table below shows the average annual total returns for the predecessor exchange traded fund, AltShares Merger Arbitrage ETF, compared with those of the S&P 500® Index, Water Island Merger Arbitrage USD Hedged Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the predecessor exchange traded fund’s shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts).

Average Annual Total Returns as of 12/31/2025

ALTSHARES MERGER ARBITRAGE ETF	One Year	Five Years	Since Inception*
Return Before Taxes	5.58%	3.88%	4.18%
Return After Taxes on Distributions	5.46%	3.45%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	3.37%	2.83%	3.00%
S&P 500® INDEX**	17.88%	14.42%	18.55%
WATER ISLAND MERGER ARBITRAGE USD HEDGED INDEX***	6.87%	5.22%	5.54%
BLOOMBERG U.S. TREASURY BILL INDEX****	4.30%	3.19%	2.83%
BLOOMBERG U.S. AGGREGATE BOND INDEX*****	7.30%	‑0.36%	0.19%
*	The predecessor exchange traded fund’s inception date is May 7, 2020.
**

To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.

***

The Water Island Merger Arbitrage USD Hedged Index is the Fund’s Underlying Index and is most representative of the Fund’s risk and return and investment style. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its Underlying Index. The Water Island Merger Arbitrage USD Hedged Index is designed to reflect a global merger arbitrage strategy investing in definitive, publicly announced mergers and acquisitions and is comprised of securities of U.S. and foreign companies of any market capitalization.

****	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
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  PROSPECTUS | SEPTEMBER 25 • 2026

*****

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The S&P 500® Index, the Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are not intended to, and do not, parallel the risk or investment style of the Fund’s investment strategy.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Investment Adviser

Water Island Capital, LLC serves as the investment adviser (“Adviser”) of the Fund.

The Fund is team-managed, with multiple named portfolio managers working in cooperation with the additional members of the Adviser’s investment team to make investment decisions for the Fund. While named portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund, the Fund has also designated a lead portfolio manager who is ultimately responsible for managing the Fund in accordance with its investment objective(s) and strategies.

Portfolio Managers

Portfolio Manager Since
Christopher Plunkett (Lead Portfolio Manager)	Inception in September 2026
Eric Becker	Inception in September 2026
John S. Orrico, CFA	Inception in September 2026

Christopher Plunkett, Eric Becker and John S. Orrico, CFA were the portfolio managers of the Fund’s predecessor exchange traded fund since its inception in May 2020.

Purchase and Sale of Shares

Individual Shares of the Fund may only be bought and sold in secondary market transactions through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (i.e., the bid-ask spread).

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ALTSHARES EVENT-DRIVEN ETF

FUND SUMMARY

Investment Objective

AltShares Event-Driven ETF (the “Fund”) seeks to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	1.25%
Distribution and/or Service (12b‑1) Fees(1)	None
Other Expenses	0.01%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.01%
All Remaining Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.27%
(1)

Pursuant to a Rule 12b‑1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b‑1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your Shares, your costs would be:
One Year	Three Years	Five Years	10 Years
$129	$403	$697	$1,534

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. Transaction costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 381% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the Fund employs a “long/short” event-driven strategy, which seeks to profit by investing, long and/or short, in the equity and debt securities of companies whose prices Water Island Capital, LLC (the “Adviser”) believes are or will be impacted by a publicly announced or anticipated corporate event. The strategy may invest both long and short across various industries/sectors, market capitalizations, and credit qualities, and in both U.S. and foreign securities, seeking what the Adviser believes are the most favorable event opportunities across the globe. By focusing on event opportunities, the Adviser aims to generate a return profile that is more correlated to the outcomes of each idiosyncratic event rather than the overall direction of broader equity and credit markets.

Corporate events may take the form of “hard” catalysts or “soft” catalysts as described below. The Fund may invest in both hard and soft catalysts, though under normal market conditions the Adviser expects to focus on hard catalyst events – predominantly definitive merger arbitrage investments. Other approaches to event-driven investing in which the Adviser may engage include special situations and other types of arbitrage trades, such as convertible arbitrage and capital structure arbitrage. The Fund will invest in catalysts without bias toward a company’s capital structure, allowing the Fund to position its investments in both equity and credit instruments, selecting whichever security the Adviser believes offers the greatest reward-to-risk ratio for a given event opportunity.

Hard Catalysts: Investment opportunities predicated on hard catalysts tend to be characterized by more definitive outcomes, shorter timelines, and lower levels of volatility. The most common example of a hard catalyst is definitive, publicly announced mergers and acquisitions (“M&A”) whereby a legally binding merger agreement is in place, but hard catalysts may also take other forms including, but not limited to, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), yield-to-call opportunities (whereby a company or other entity’s callable

8
  PROSPECTUS | SEPTEMBER 25 • 2026

bonds are purchased and held until the next anticipated call date, at which point they may be redeemed prior to maturity), and spin-offs (pre-completion, whereby a company has announced its intent to separate its business into two or more separately traded independent entities, which may be able to unlock more shareholder value on a standalone rather than combined basis).

Soft Catalysts: Investment opportunities predicated on soft catalysts tend to be characterized by less certain outcomes, longer timelines, and greater levels of risk – though also commensurate greater potential reward. Examples of soft catalysts include a broad range of events spurred by company-specific, industry-wide, or broad economic conditions such as speculated M&A (whereby certain M&A are anticipated, rumored or in negotiations but are not yet definitive), asset sales, spin-offs (post-completion, whereby a company has completed the separation of its business into two or more separately traded independent entities), turnaround plans, management changes, activist campaigns, transformational M&A (post-completion), corporate levering/de-levering, credit refinancings, recapitalizations, restructurings, and other corporate reorganizations and re-rating opportunities.

The Adviser generally engages in active and frequent trading of portfolio securities to achieve the Fund’s principal investment objective. The Adviser generally seeks to maintain a fully invested portfolio; however, for various reasons, there may be times when the Fund may hold a significant portion of its assets in cash or cash equivalents, including money market and similar cash management funds, money market instruments such as Treasury bills, and other short-term or temporary investments. Such instances may occur for defensive purposes in response to adverse market, economic, political, or other conditions; to preserve the Fund’s ability to capitalize quickly on new market opportunities; because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments; or for other reasons, such as after a period in which several catalysts held by the Fund close in a similar timeframe, yet before capital is redeployed to other opportunities.

In addition, the Fund will hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s net long exposure may exceed 100% of the Fund’s net assets.

The Fund may maintain long and short positions through the use of derivative instruments, including swap agreements, options, futures, and forward contracts, without investing directly in the underlying asset. The Fund may use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets. Investments in derivative instruments may have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to exposures that exceed the Fund’s total assets and may result in losses that exceed the amount the Fund invested. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Furthermore, the Fund may invest in exchange-traded funds (“ETFs”).

The Fund is not limited with respect to issuer, geography, market capitalization, credit quality, sector or industry.

Principal Risks

As with all funds, investing in the Fund entails risks that could cause the Fund and the Fund’s investors to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risk: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, in which case the Fund may realize losses.

Short Sale Risk: The Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument that has a similar economic effect, such as a future, forward or swap. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, in theory, securities sold short have unlimited risk. Short sales also expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund’s performance. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to the Fund than long positions. It is also possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increases, thereby increasing potential losses to the Fund.

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated, or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

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ALTSHARES EVENT-DRIVEN ETF

Special Situations Risk: The Fund may seek to benefit from “special situations,” such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers, or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Active Management Risk: The Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Market Risk: The value of the Fund’s investments, and the net asset value (“NAV”) of the Fund, will fluctuate over time, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund’s investments, and investors could lose money due to this price fluctuation. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates, changes in interest rates, or adverse investor sentiment. Geopolitical and other risks, including terrorism, war and sanctions, and environmental and public health risks (such as natural disasters, epidemics, and pandemics), may add to instability in world economies and markets generally. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking, forcing the Fund to allocate assets to other strategies. The extent and duration of such market disruptions cannot be predicted but could magnify the impact of other risks to the Fund, could have a significant adverse impact on the Fund and its investments, and could result in increased volatility of the Fund’s NAV.

High Portfolio Turnover Risk: The Fund normally expects to engage in active and frequent trading and expects to have a high portfolio turnover rate (over 100%). This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Hedging Transaction Risk: Instruments used to hedge against an opposite position may offset losses, but they also may offset gains.  The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund’s portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Concentration Risk: If a large percentage of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or if the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may also enter into credit default or credit default index swaps with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. The Fund may use swaps for any investment purpose, including as part of a merger arbitrage or event-driven strategy involving pending corporate reorganizations. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including new and additional government regulation, could result

10
  PROSPECTUS | SEPTEMBER 25 • 2026

in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Temporary Investment/Cash Management Risk: The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

ETF Risk: As an ETF, the Fund is subject to the following risks:

Premium-Discount Risk: Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.

Secondary Market Trading Risk: Investors buying or selling Shares in the secondary market may pay bid-ask spreads, brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell Shares. There can be no assurance that an active or liquid trading market for Shares will develop or be maintained or that the Shares will continue to be listed. In addition, trading in Shares on the Exchange may be halted.

Cash Transactions Risk: The Fund may effect redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may recognize gains on sales of portfolio holdings. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund redeemed its shares principally in-kind, may be passed on to Authorized Participants (“APs”) in the form of transaction fees. As a result, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

International Closed Market Trading Risk: Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading.

Authorized Participants Concentration Risk: The Fund may have a limited number of financial institutions that may act as APs. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV like closed-end fund shares and may face delisting from the Exchange.

Market Capitalization Risk:  The securities of small-capitalization and mid-capitalization companies may be less liquid and more vulnerable to adverse business, economic, or market events than securities of relatively larger, more established companies. Larger, more established companies may be unable to attain the high growth rates of successful, smaller- and medium-sized companies during periods of economic expansion.

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

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ALTSHARES EVENT-DRIVEN ETF

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund’s NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by the Fund (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign governments and economies often are less stable than the U.S. Government and the U.S. economy, and foreign companies may not be subject to the same regulatory requirements and accounting, auditing, and financial reporting standards of U.S. companies. As a consequence, there may be less publicly available information about such companies, which may negatively affect the value of foreign securities held by the Fund.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of currency forward and futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to non-U.S. currencies may not be hedged.

Interest Rate Risk: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund’s debt securities and preferred securities and, accordingly, the Fund’s share price.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, the Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. If the Fund exercises its appraisal rights, it may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Large Shareholder Risk: Certain shareholders, including the Adviser or an affiliate of the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund and transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Performance

The following information provides some indication of the risks and variability of investing in the Fund by showing how the performance of the predecessor exchange traded fund, AltShares Event-Driven ETF, has varied over time.

The Fund acquired the assets and liabilities of the predecessor exchange traded fund after the close on September 25, 2026. As a result of the transaction, the Fund adopted the accounting and performance history of the predecessor exchange traded fund. The information shown below is for the predecessor exchange traded fund. The Fund’s net operating expense ratio is the same as the net operating expense ratio of the predecessor exchange traded fund. Returns in the bar chart and average annual total returns table for the predecessor exchange traded fund have not been adjusted.

The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the predecessor exchange traded fund’s performance year to year and by showing how the predecessor exchange traded fund’s average annual returns for the past one-year, five-year, and ten-year periods compare to the returns of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The performance table reflects the performance of the predecessor exchange traded fund’s shares before and after taxes. The performance for periods prior to May 12, 2019 does not reflect the current investment strategy of the predecessor exchange traded fund or the Fund. How the predecessor exchange traded fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information can be obtained by visiting www.altsharesetfs.com/evnt. High, double-digit returns were primarily achieved during favorable market conditions. Such returns are atypical and may not be repeatable.
12
  PROSPECTUS | SEPTEMBER 25 • 2026

Performance of AltShares Event-Driven ETF Shares
60%
50%
40%
30%
20%
10%
0%
-10%
-20%
4.58%
5.84%
-4.70%
6.92%
43.45%
-2.58%
-9.04%
13.21%
5.69%
13.57%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

During the period shown in the bar chart, the highest return for the predecessor exchange traded fund for a quarter was 23.87% (for the quarter ended December 31, 2020). The lowest return was ‑6.94% (for the quarter ended June 30, 2022).

The year-to-date return of the predecessor exchange traded fund, through June 30, 2026 is 5.55%.

Average Annual Total Returns for Periods Ended December 31, 2025

The table below shows the average annual total returns for the predecessor exchange traded fund, AltShares Event-Driven ETF, compared with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the predecessor exchange traded fund’s shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Total Returns as of 12/31/2025

ALTSHARES EVENT-DRIVEN ETF	One Year	Five Years	Ten Years	Since Inception
Return Before Taxes	13.57%	3.78%	6.89%	5.51%
Return After Taxes on Distributions	11.57%	1.52%	5.20%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	8.16%	1.90%	4.76%	3.68%
S&P 500® INDEX**	17.88%	14.42%	14.82%	13.53%
BLOOMBERG U.S. TREASURY BILL INDEX***	4.30%	3.19%	2.20%	2.01%
BLOOMBERG U.S. AGGREGATE BOND INDEX****	7.30%	‑0.36%	2.01%	1.87%
**

The S&P 500® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Standard and Poor’s 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.

***	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
****

The Bloomberg U.S. Aggregate Bond Index is one of the Fund’s additional indexes and is also more representative of the Fund’s risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The indexes are not intended to, and do not, parallel the risk or investment style of the Fund’s investment strategy.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

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ALTSHARES EVENT-DRIVEN ETF

Investment Adviser

Water Island Capital, LLC serves as the investment adviser (“Adviser”) of the Fund.

The Fund is team-managed, with multiple named portfolio managers working in cooperation with the additional members of the Adviser’s investment team to make investment decisions for the Fund. While named portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund, the Fund has also designated a lead portfolio manager who is ultimately responsible for managing the Fund in accordance with its investment objective(s) and strategies.

Portfolio Managers

Portfolio Manager Since
Eric Becker (Lead Portfolio Manager)	Inception in September 2026
John S. Orrico, CFA	Inception in September 2026
Matthew Osowiecki	September 2026

Eric Becker and John S. Orrico, CFA each was a portfolio manager of the Fund’s predecessor exchange traded fund beginning in September 2021. Matthew Osowiecki was a portfolio manager of the Fund’s predecessor exchange traded fund beginning in September 2025.

Purchase and Sale of Shares

Individual Shares of the Fund may only be bought and sold in secondary market transactions through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (i.e., the bid-ask spread).

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable when withdrawn from such account.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14
  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

Investment Objective

AltShares Merger Arbitrage ETF (“Merger Arbitrage ETF”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its Underlying Index.

AltShares Event-Driven ETF (“Event-Driven ETF”) seeks to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.

Each Fund may change its investment objective without shareholder approval.

Principal Investment Strategies and Policies

AltShares Merger Arbitrage ETF

Merger arbitrage refers to the investment practice of capturing the difference between the end value of a corporate reorganization and the prevailing market prices of the securities of the companies involved prior to the consummation of the reorganization. This investment approach is designed to profit from the successful completion of such reorganizations. The discrepancy in value is attributable to risks that are inherent in corporate reorganizations, which include the possibility the transaction will not be completed and the time it takes for corporate reorganizations to be completed.

The Underlying Index (and by extension the Fund) follows a rules-based approach to merger arbitrage investing. Transactions which are eligible for inclusion are friendly (rather than hostile) and definitive (rather than speculative) in nature, located in developed markets, with a deal value (i.e., value of the transaction) greater than $200 million and a maximum duration of one year since deal announcement. Eligible transactions are subject to various weighting constraints, including a maximum of approximately 5% of the float (i.e., number of shares available for trading), approximately 33% of the average traded value (i.e., the U.S. dollar value of average share trading volume), and approximately 2% risk to NAV (i.e., change to the shares’ NAV) if the deal breaks (i.e., the deal is not completed). Targets are also subject to approximately a 10.00% maximum weight and approximately a 0.50% minimum weight. These weighting constraints may fluctuate over time. Targets are selected if they meet the screening criteria, pass the weighting constraints, and present a positive spread between current price and deal value. Selected targets are divided into quintiles and weighted based on USD 30-day average value traded, subject to the previously calculated weighting constraints.

The Underlying Index is rebalanced and reconstituted twice per month.

AltShares Event-Driven ETF

To achieve its investment objective, the Fund invests in equity and debt and debt-like securities of companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. The Fund predominantly invests in definitive merger arbitrage investments. However, in order to achieve its investment objective, the Fund may also employ investment strategies such as convertible arbitrage, capital structure arbitrage, and special situations in order to profit from event-driven opportunities. The Fund may invest long or short in both U.S. and foreign securities and may invest in securities of companies of any market capitalization and in debt securities of any maturity and credit quality. The Fund may also invest in derivatives, such as options and swaps. Furthermore, the Fund may invest in exchange traded funds (“ETFs”).

Merger Arbitrage: Merger arbitrage, also known as risk arbitrage, is a highly specialized investment approach designed to profit from the successful completion of definitive, publicly announced corporate reorganizations such as mergers, acquisitions, takeovers, tender offers, and leveraged buyouts. A merger arbitrage investor attempts to capture the spread, or difference, between the price at which a target company in a merger transaction currently trades and the price at which it will be acquired. The parties to an announced merger or acquisition are bound by a contractual agreement – the definitive merger agreement (“DMA”) – which outlines the terms of the deal, the hurdles required for completion (such as regulatory approvals and shareholder votes) and expected timelines. These characteristics make announced M&A one of the most definitive types of hard catalysts in the event-driven landscape. While a DMA is a binding agreement, and historically a high percentage of announced M&A transactions successfully close, there is a chance an announced deal may be terminated or withdrawn – for example, due to failure to secure a required condition (e.g., regulatory approval, financing, shareholder vote) or a material adverse change in the target company’s or acquiring company’s business prospects. A merger arbitrageur underwrites the risk that the merger may not close on time or at all. Due to this slight uncertainty, the target company’s stock will typically trade at a discount to the deal value. This discrepancy or inefficiency is the arbitrageur’s profit opportunity. The most common merger arbitrage activity, and the approach the Adviser generally uses, involves purchasing equity or credit securities of the target company in a definitive, publicly announced deal at a discount to their expected value upon completion of the transaction. The Adviser may engage in selling securities short when the terms of a proposed transaction call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities may be sold short at a ratio in line with the terms of the deal. Occasionally, the common stock of the acquiring company may be purchased and the common stock of the company to be acquired may be sold short. In pursuing merger arbitrage strategies in the manner described above, the Adviser aims to reduce or eliminate market risk.

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Special Situations: Special situations investing is designed to profit from investing in the equity or debt securities of companies currently undergoing, or expected to undertake, a broad range of hard and soft catalysts outside the realm of definitive, publicly announced M&A. The Adviser uses fundamental research to identify mispricings or inefficiencies in these situations and assess the ability of the catalyst to impact security prices. The Adviser may invest long or short in each catalyst-driven opportunity based on the Adviser’s assessment of the merits of the event. The Adviser may also implement event-specific or broader portfolio hedges to mitigate market risk or other exposures, particularly in less definitive opportunities. The Adviser seeks to profit by accurately predicting or anticipating the directional move in the equity, debt, or related securities of the company subject to each event.

Other Strategies: In addition to the strategies described above, the Adviser may utilize other strategies. For example, in a convertible arbitrage trade, the Adviser will typically match a long position in a convertible security with a short position in the underlying common stock. The Adviser seeks to purchase convertible securities at discounts to their expected future values and sell shares of the underlying common stock short to hedge against equity market movements. The positions are typically designed to earn income from coupon or dividend payments. In capital structure arbitrage, the Adviser may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example, the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated.

In constructing the portfolio, the Adviser favors event opportunities with strong strategic rationale and favorable risk/reward profiles, with a focus on more definitive catalysts, namely publicly announced merger arbitrage opportunities. The Adviser considers various position sizing constraints, including each position’s risk impact assessment, which is a measure of the potential loss to assets under management if a catalyst were to fail to occur, based on the Adviser’s assessment of the event’s potential downside. The Adviser will also monitor macro, structural, and idiosyncratic risks across the Fund and seek to mitigate undesired risk exposures through appropriate hedges, which may include short and long positions in equity securities, credit securities, and derivatives such as options, forward contracts, and swap contracts. The Adviser may, but is not required to, seek to reduce currency risk by hedging part or all of the Fund’s exposure to various foreign currencies. Through the Adviser’s risk management process and hedging techniques, the Adviser seeks to mitigate volatility and preserve capital during times of market stress.

The Adviser continuously monitors and evaluates each investment’s risk versus its anticipated reward relative to its predetermined exit strategy and the availability of other event-driven opportunities. The Adviser may sell or close out an investment when the securities of the companies involved in the transaction no longer meet the expected return threshold considering prevailing market prices and the relative risks of the opportunity, or if the Adviser believes there are better risk-adjusted opportunities available.

The Adviser generally engages in active and frequent trading of portfolio securities to achieve the Fund’s principal investment objective. The Adviser generally seeks to maintain a fully invested portfolio; however, for various reasons, there may be times when the Fund may hold a significant portion of its assets in cash or cash equivalents, including money market and similar cash management funds, money market instruments such as Treasury bills, and other short-term or temporary investments. Such instances may occur for defensive purposes in response to adverse market, economic, political, or other conditions; to preserve the Fund’s ability to capitalize quickly on new market opportunities; because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments; or for other reasons, such as after a period in which several catalysts held by the Fund close in a similar timeframe, yet before capital is redeployed to other opportunities.

Principal Investment Risks

All investments, including those in mutual funds and ETFs, entail risks that could cause a Fund and you to lose money. The FUND SUMMARY for each Fund discusses the principal risks applicable to that Fund. The risks identified in the table below are the principal risks and certain non-principal risks of investing in each Fund. Unlike the risks in the FUND SUMMARY for each Fund, the risks below are presented in alphabetical order and not in order of importance.

Risk	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
Active Management Risk		X
Artificial Intelligence Risk	X	X
Concentration Risk	X	X
Convertible Security Risk		X
Counterparty Risk	X	X
Credit Risk		X
Currency Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
ETF Risk	X	X
Event-Driven Risk		X
Foreign Securities Risk	X	X
Hedging Transaction Risk	X	X
High Portfolio Turnover Risk	X	X
16
  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

Risk	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
Interest Rate Risk		X
Investment Company and ETF Risk	X	X
Large Shareholder Risk	X	X
Leverage Risk		X
Liquidity Risk		X
Market Capitalization Risk	X	X
Market Disruption Risks Related to Armed Conflict	X	X
Market Risk	X	X
Merger Arbitrage Risk	X	X
Non-Diversification Risk	X
Options Risk		X
Passive Investment Risk	X
Sector Risk	X	X
Short Sale Risk	X	X
Special Situations Risk		X
Swap Risk	X	X
Temporary Investment/Cash Management Risk		X
Tracking Error Risk	X
When-Issued Securities Risk		X

Active Management Risk: The Event-Driven ETF is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Artificial Intelligence Risk: Each Fund and its service providers, including the Adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Funds may utilize AI in their business activities. While the Adviser may restrict certain uses of AI tools, the Funds and the Adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. The complexity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Funds.

Concentration Risk: Because the Merger Arbitrage ETF’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Each Fund may, if a large percentage of mergers, corporate events or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, invest a large portion of the Fund’s assets in securities of issuers in that industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Convertible Security Risk: Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment, and changes in the issuer’s operating results and credit ratings.

Counterparty Risk: A Funds may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances, and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Event-Driven ETF may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.”

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Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The return of the forward currency contracts and currency futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent a Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. A Fund’s strategies associated with currency hedging may not be successful and may not perfectly offset the Fund’s foreign currency exposures. Further, in order to minimize transaction costs, or for other reasons, a Fund’s exposure to non-U.S. currencies may not be hedged to the extent indicated by market signals.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset (or basket of assets or index), which a Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

Derivatives may not behave as anticipated by a Fund, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. A Fund also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, a Fund may be delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil.

A Fund may maintain cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. If a Fund were unable to close out its position in a derivatives contract, it might continue to maintain such assets or accounts or make such payments until the position expired or matured. These actions might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or cause a Fund to sell a portfolio security at a disadvantageous time. Also, a Fund would be exposed to loss both on the derivative instruments and on the assets used to cover its obligations.

Changes to the regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For derivatives that are required to be cleared by a regulated clearinghouse, a Fund may be exposed to risks arising from its relationship with a brokerage firm through which it would submit derivatives trades for clearing. A Fund would also be exposed to counterparty risk with respect to the clearinghouse. In certain cases, a Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses.

Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

ETF Risk: As an ETF, each Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Funds may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Funds’ distributor (the “Distributor”) may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of those cases, Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting from the Exchange.

Cash Transactions Risk: The Funds may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. To the extent a Fund effects creations and redemptions partly or wholly in cash, an investment in a Fund may be less tax-efficient than an investment in an ETF that effects creations and redemptions primarily or wholly in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because a Fund may effect redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If a Fund realizes a gain on these sales, a Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Funds generally distribute these gains to shareholders to avoid capital gains taxes at a Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time a Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind,

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will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of a Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Flash Crash Risk: Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause a Fund itself to halt trading. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV or investors might not even be able to transact in Shares if a Fund halts trading.

International Closed Market Trading Risk: Because certain of a Fund’s investments trade in markets that are closed when a Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of a Fund’s NAV. As a result, shares may appear to trade at a significant discount or premium to NAV. In addition, shareholders may not be able to purchase or redeem their shares of a Fund, or purchase or sell shares of a Fund on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant non-U.S. markets.

Premium-Discount Risk: The Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The NAV of a Fund will generally fluctuate with changes in the market value of a Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund. The market price of Shares may also fluctuate in accordance with changes in the liquidity, or the perceived liquidity, of a Fund’s holdings, and a decrease, or a perceived decrease, in such liquidity may lead to increased divergence between the Shares’ market price and NAV. Such divergence is more likely under stressed market conditions.

Secondary Market Trading Risk: Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Although Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained or that the Shares will continue to be listed. Market makers are not obligated to make a market, nor are APs obligated to purchase Shares. In times of market stress, market makers and authorized participants can refrain from these activities and any such absences can lead to greater premiums and discounts. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Event-Driven ETF to experience investment losses impacting its shares negatively.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by a Fund (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect a Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce a Fund’s yield on any such securities.

Hedging Transaction Risk: Hedging is a strategy in which a Fund seeks to offset the risks associated with other Fund holdings, typically through the use of derivatives. The success of a Fund’s hedging strategies will be subject to the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund’s portfolio being hedged. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a direction different from that which his intended to be mitigated by the hedge (e.g., if the value of a short hedge on a long position increases) or if the cost of a derivative hedge outweighs the benefit of the hedge. Hedging also

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involves the risk that changes in the value of a derivative will not match those of the holdings being hedged as expected, in which case any losses on the holdings being hedged may not be reduced and may be increased. Imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. There can be no assurance that the Fund’s hedging strategies will reduce risk or that hedging transactions will be either available or cost effective. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase. A Fund is not required to use hedging and may choose not to do so.

High Portfolio Turnover Risk: Each Fund normally expects to engage in active and frequent trading and expect to have high portfolio turnover rates (over 100%). This may increase a Fund’s brokerage commission costs, which would reduce performance. High portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Interest Rate Risk: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Event-Driven ETF’s debt securities and preferred securities and, accordingly, the Fund’s NAV and share price.

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. A Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. As a shareholder, a Fund must rely on the other investment company to achieve its investment objective. A Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and, for the Merger Arbitrage ETF, its correlation with the Underlying Index. Unlike shares of typical mutual funds, shares of ETFs are traded on an exchange through a trading day and bought and sold based on market values and not at net asset value (“NAV”). For this reason, shares could trade either at a premium or a discount to NAV. The trading price of an ETF is expected to closely track the actual NAV of an ETF, and a Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Large Shareholder Transaction Risk: Certain shareholders, including the Adviser or an affiliate of the Adviser, may own a substantial amount of a Fund’s Shares. In addition, a third party investor, an authorized participant, a lead market maker, or another entity may invest in a Fund and hold its investment for a limited period of time solely to facilitate commencement of a Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with a Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force a Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that a Fund is delayed in investing in new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Fund’s Shares.

Leverage Risk: If the Event-Driven ETF uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund’s NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund was not leveraged.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Event-Driven ETF, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, the Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. The Fund exercising appraisal rights may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

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THE ARBITRAGE FUNDS

Market Capitalization Risk: The securities of small-capitalization and mid-capitalization companies may be less liquid and more vulnerable to adverse business, economic, or market events than securities of relatively larger, more established companies. These companies often have limited product lines, markets, or financial resources, and may depend on a relatively small management group. Therefore, small and medium capitalization stock prices may be more volatile than those of larger companies. Larger, more established companies may be unable to attain the high growth rates of successful, smaller- and medium-sized companies during periods of economic expansion.

Market Disruption Risks Related to Armed Conflict: As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region has the potential to adversely impact a Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Market Risk: Market risk is the possibility that securities prices will fluctuate over time, sometimes rapidly and unpredictably. This fluctuation includes both increases and decreases in security prices. Each Fund is subject to market risk. The value of a Fund’s investments, and the NAV of a Fund, will fluctuate. Investors could lose money due to this price fluctuation. Securities markets may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in the financial condition of a single issuer can impact a market as a whole. Local, regional, or global events such as war, acts of terrorism, sanctions, the spread of infectious illness or other public health issues, natural disasters, or other developments could also have a significant adverse impact on a Fund and its investments.

Policy changes by the U.S. Government or U.S. Federal Reserve and political and other events within the U.S. could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the financial system and could impact a Fund and its investments. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. A downgrade of the ratings of, or a default on, U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

Uncertainty regarding such events and the corresponding governmental responses could lead to corporate events such as mergers, acquisitions, and restructurings breaking, forcing a Fund to allocate assets to other strategies. Such events can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, or foreign exchange rates in other countries. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact a Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value or risk profile of a Fund.

Merger Arbitrage Risk: The principal risk associated with a Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, including due to government regulation or intervention, in which case the Fund may realize losses. Such event-driven investment strategies involve the risk that the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may have been announced, its terms may be renegotiated, it may be terminated, or it may involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause a Fund to experience investment losses impacting its shares negatively.

Non-Diversification Risk: The Merger Arbitrage ETF is non-diversified, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund’s performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with the occurrence of adverse events affecting a particular issuer than a diversified fund.

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Event-Driven ETF desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

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Passive Investment Risk: The Merger Arbitrage ETF is not actively managed. Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to track the Underlying Index could have a negative effect on the Fund. However, the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index. Unlike an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline. To the extent the Fund employs a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Underlying Index.

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of a Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Short Sale Risk: A Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument, such as a future, forward or swap. A Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, in theory, securities sold short have unlimited risk. Short sales also expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund’s performance. When a Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, a Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to a Fund than long positions (purchases). It is also possible that a Fund’s long positions will decline in value at the same time that the value of its short positions increases, thereby increasing potential losses to the Fund.

Special Situations Risk: The Event-Driven ETF may seek to benefit from “special situations,” such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers, or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Swap Risk: Each Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Event-Driven ETF may also enter into credit default or credit default index swaps with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. The Event-Driven ETF may use swaps for any investment purpose, including as part of a merger arbitrage or event-driven strategy involving pending corporate reorganizations. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements. The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Adviser’s use of swaps may not be effective in fulfilling the Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Temporary Investment/Cash Management Risk: The Event-Driven ETF may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political, or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to

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THE ARBITRAGE FUNDS

obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Tracking Error Risk: Tracking error is the divergence of the Merger Arbitrage ETF’s performance from that of the Underlying Index. The performance of the Fund may diverge from that of its Underlying Index because of a number of reasons, such as the use of representative sampling or other differences between the Fund’s and Underlying Index’s holdings, transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Underlying Index, tax considerations, rebalancing, or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Underlying Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses, which will result in a deviation from the Underlying Index. In addition, the Fund may not be fully invested in the securities of the Underlying Index at all times or may hold securities not included in the Underlying Index which may result in greater tracking error than if the Fund used a replication indexing strategy.

When-Issued, Forward Commitments, and Delayed Settlement Risk: Securities issued on a when-issued, forward commitment or delayed delivery basis involve the risk that the security the Event-Driven ETF buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Glossary of Terms

●
Hard Catalysts, including:
°
Definitive M&A, whereby a legally binding definitive merger agreement is in place for publicly announced M&A.
°
Dutch tenders, whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept.
°
Yield-to-call opportunities, whereby a company or other entity’s callable bonds are purchased and held until the next anticipated call date, at which point they may be redeemed prior to maturity.
°
Spin-offs (pre-completion), whereby an existing company has announced or is speculated to announce its intent to sell or distribute shares of a piece of its existing business to create a new standalone company.
●
Soft Catalysts, including:
°
Speculated M&A, whereby certain M&A are anticipated, rumored or in negotiations but are not yet definitive.
°
Asset sales and spin-offs (post-completion), whereby a company has completed the sale or distribution of an existing business unit into a new standalone company, and there may be opportunities for either the original entity or the spun-off entity to trade substantially higher or lower.
°
Turnaround plans, whereby a poorly performing company has announced or is speculated to announce a plan to financially recover the business.
°
Management changes, whereby an announced or speculated change to a company’s upper management is expected to cause its shares to trade higher or lower.
°
Activist campaigns, whereby an investor leverages its rights as a shareholder in a company to drive changes within the company.
°
Transformational M&A (post-completion), whereby the completion of M&A may lead to a newly formed company that is dramatically different from the standalone target and acquirer entities in their prior state, potentially driving the merged entity’s share price substantially higher.
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Corporate levering/de-levering, whereby a company undergoes changes to its debt profile.
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Credit refinancings, whereby a company reorganizes its financial obligations and/or restructures existing debts.
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Recapitalizations, whereby a company restructures its debt and equity mixture.
°
Restructurings, whereby a company modifies fundamental aspects of its business, such as its operational or legal structure, among others, or other corporate reorganizations.
°
Re-rating opportunities, whereby the market has changed or is expected to change its view of a company sufficiently to drive valuation ratios substantially higher or lower.

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THE ARBITRAGE FUNDS

FUND MANAGEMENT

Water Island Capital, LLC acts as the Funds’ investment adviser. The Adviser is located at 104 Fifth Avenue, 9th Floor, New York, New York 10011. The Adviser was formed in 2000 and as of August 31, 2026 had approximately $1.3 billion in assets under management. The Adviser is responsible for overseeing the management and business affairs of each Fund and has discretion to purchase and sell securities in accordance with each Fund’s objectives, policies, and restrictions, subject to the authority of and supervision by the Board. The Adviser continuously reviews, supervises, and administers the Funds’ investment programs. The Adviser has entered into an investment advisory agreement (“Advisory Agreement”) with respect to the Funds. Pursuant to that Advisory Agreement, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth below:

Fund	Advisory Fee
AltShares Merger Arbitrage ETF	0.75%
AltShares Event-Driven ETF	1.25%

The Adviser agrees to pay all expenses of the Funds, except for the (i) the compensation payable to the Adviser under the Advisory Agreement, (ii) payments under the Funds’ Rule 12b‑1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

Each Fund is a newly organized series of the Trust and is a successor to a predecessor exchange traded fund with the same name. A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s Investment Advisory Agreement with the Adviser will be available in the Fund’s semi-annual report to shareholders for the period ended November 30, 2026, filed on Form N-CSR. A discussion regarding the basis for the Board of Trustees’ approval of each predecessor exchange traded fund’s Investment Advisory Agreement with the Adviser is available in the predecessor exchange traded fund’s Annual Financial Statements and Additional Information for the year ended May 31, 2026.

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser has voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund’s average daily net assets when the Fund’s assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund’s average daily net assets when the Fund’s assets are $100 million or more but less than $200 million. No waiver will apply once the Fund’s net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board of Trustees or by a majority of the outstanding Shares on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

PORTFOLIO MANAGERS

Christopher Plunkett, Eric Becker, and John S. Orrico, CFA are portfolio managers of the Merger Arbitrage ETF and previously served as portfolio managers of the Fund’s predecessor exchange traded fund. Mr. Plunkett is the lead portfolio manager of the Fund.

Eric Becker, John S. Orrico, CFA, and Matthew Osowiecki are portfolio managers of the Event-Driven ETF and previously served as portfolio managers of the Fund’s predecessor exchange traded fund. Mr. Becker is the lead portfolio manager of the Fund.

Eric Becker joined the Adviser in 2010 and serves as portfolio manager of the Merger Arbitrage ETF and the Event-Driven ETF. Prior to becoming a portfolio manager in 2020, Mr. Becker served as a senior investment analyst of the Adviser. Prior to joining the Adviser, Mr. Becker worked for the Electronic Trading and Product Development divisions of Bloomberg Tradebook. Mr. Becker received an Executive MBA from Cornell University and a BS in Business Administration from Bucknell University.

John S. Orrico, CFA serves as Co-Chief Investment Officer of the Adviser and also serves as the President and Chairman of the Board of the Trust. He serves as portfolio manager of the Merger Arbitrage ETF and the Event-Driven ETF. Prior to organizing the Adviser in January 2000, Mr. Orrico assisted in the management of private trusts and entities employing merger arbitrage strategies. Mr. Orrico received a bachelor’s degree from Georgetown University in 1982, with a double major in Finance and International Management. Mr. Orrico achieved the Chartered Financial Analyst designation in 1988.

Matthew Osowiecki joined the Adviser in 2007 and currently serves as Co-Chief Investment Officer of the Adviser and a portfolio manager of the Event-Driven ETF. Prior to being promoted to portfolio manager of the Adviser in 2016, Mr. Osowiecki served as a senior equity analyst. Before joining the Adviser, Mr. Osowiecki worked in the Investment Product Division of The Hartford and as a project manager in commercial development. Mr. Osowiecki received a BS in Finance from the University of Connecticut.

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Christopher Plunkett joined the Adviser in 2012 and serves as portfolio manager of the Merger Arbitrage ETF, and Director of Technology and Quantitative Systems of the Adviser. Prior to joining the Adviser, Mr. Plunkett held roles at Marathon Asset Management in operations and trading. Mr. Plunkett received a BS in Finance from Quinnipiac University.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds they manage.

OTHER SERVICE PROVIDERS

State Street Bank and Trust Company, One Congress Building, One Congress Street, Suite 1, Boston, Massachusetts, 02114, serves as the Funds’ administrator, transfer agent and custodian.

Foreside Financial Services, LLC, 190 Middle Street, Suite 301, Portland, ME 04101, serves as the Funds’ Distributor.

INDEX PROVIDER

Water Island Indices LLC created the Underlying Index and serves as Index Provider for the Merger Arbitrage ETF. Water Island Indices LLC has entered into an index licensing agreement with the Adviser to allow the Adviser’s use of the Underlying Index for the operation of the Merger Arbitrage ETF. The Adviser has entered into a sub-licensing agreement with the Trust to allow the Merger Arbitrage ETF to utilize the Underlying Index.

Water Island Indices LLC has entered into an agreement with Solactive AG to calculate, publish and disseminate the Underlying Index. The Merger Arbitrage ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Index trademark or the Index Price at any time or in any other respect. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Adviser, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Merger Arbitrage ETF. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Index trademark for the purpose of use in connection with the Merger Arbitrage ETF constitutes a recommendation by Solactive AG to invest capital in said Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

The Adviser does not guarantee the accuracy or the completeness of any Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, to the owners of shares of the Merger Arbitrage ETF or to any other person or entity, as to results to be obtained by the Merger Arbitrage ETF from the use of an Underlying Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

BUYING AND SELLING SHARES

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Units of typically 10,000 Shares. Creation Units are issued and redeemed for cash and/or in-kind for securities. The Funds must comply with the federal securities laws in accepting in-kind deposits of specified instruments (“Deposit Instruments”) and satisfying redemptions with in-kind transfers of specified instruments (“Redemption Instruments”), including that the Deposit Instruments and Redemption Instruments are sold in transactions that would be exempt from registration under the Securities Act.

Except when aggregated in Creation Units, Shares are not redeemable by the Funds.

Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units. It is expected that only a limited number of institutional investors, called Authorized Participants, or APs, will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Shares will trade on the secondary market which is where most retail investors will buy and sell Shares. When you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Funds and no minimum number of Shares you must buy.

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  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

When the Exchange is open, Shares are listed and traded on the Exchange under the following symbols:

Fund	Ticker Symbol
AltShares Merger Arbitrage ETF	ARB
AltShares Event-Driven ETF	EVNT

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry: Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Share Trading Prices: The trading prices of Shares may differ from each Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of each Fund’s portfolio securities, economic conditions and other factors.

Continuous Offering: The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Funds’ Distributor, breaks them down into constituent Shares and sells Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Funds in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains.

With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Funds may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Shares. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

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DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b‑1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Funds’ Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b‑1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. In the event Rule 12b‑1 fees are charged, over time they would increase the cost of an investment in the Funds because they would be paid on an ongoing basis.

NET ASSET VALUE

The NAV per share of each Fund will be determined on each day the New York Stock Exchange (“NYSE”) is open for business and will be computed by determining the aggregate market value of all assets of each Fund less its liabilities, and then dividing by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day (normally 4:00 p.m. Eastern Time). The NAV of a Fund can, until the Fund engages in its scheduled distribution(s), reflect income and capital gains generated by a Fund’s holdings. In accordance with standard industry accounting practices, the income and capital gains generated by a Fund’s holdings are classified as assets, rather than liabilities, until the business day preceding the dividend record date.

Each Fund generally values portfolio securities at market value. Swap agreements are valued based on the market value of the underlying reference asset. If market quotations are not available or reliable, the Funds will value securities at their fair value as determined in good faith under the supervision of the Board of Trustees. The Board of Trustees has designated the Adviser as each Fund’s “valuation designee” responsible for the performance of the Funds’ fair valuations determinations. The fair value of a security is the amount which each Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate provided by an independent source. If a significant event that affects the valuation of a foreign security occurs between the close of the foreign security’s primary exchange and the time the Fund calculates its NAV, the Funds will fair value the foreign security to account for this discrepancy. In addition, since certain foreign securities may trade on weekends or days when a Fund does not price its shares, the value of these securities may change on days when Fund shares cannot be purchased or redeemed. The usage of fair valuation and the trading of Fund portfolio securities at times when the NYSE is not open may cause the performance of the Fund, based either on the NAV or market value of its Shares, to diverge (materially) from the performance of the Underlying Index.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at www.altsharesetfs.com. Among other things, this website includes this prospectus and the SAI, the Funds’ annual report and semi-annual report, certain market price information about Shares, daily NAV, and a historical comparison of the Shares’ market prices to NAV and bid-ask spreads.

In addition, each day the Funds are open for business, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through the website. A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is also available in the Funds’ SAI.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Fund Distributions

Each Fund generally pays out dividends from its net investment income, if any, and distributes its net capital gains, if any, to shareholders at least annually. Each Fund typically earns dividends from stocks in which it invests and may generate net gains from certain foreign currency transactions. These amounts, net of expenses, are distributed to Fund shareholders as “income dividends.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether this service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Funds’ shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both net income and net realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market. Without this service, investors would receive all their distributions in cash.

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  PROSPECTUS | SEPTEMBER 25 • 2026

THE ARBITRAGE FUNDS

Taxes

The following is a summary of the material federal income tax considerations applicable to an investment in shares. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), and U.S. Treasury regulations promulgated thereunder as in effect on the date of this prospectus and judicial and administrative interpretations thereof publicly available at that date, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds shares as “capital assets” (within the meaning of the Code) and does not hold shares in connection with a trade or business. This summary does not address all potential federal income tax considerations possibly applicable to shareholders who hold shares through a partnership (or other pass-through entity) or to shareholders subject to special tax rules. Prospective shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local, and foreign tax consequences of investing in shares based on their particular circumstances.

As with any investment, you should consider how your investment in shares will be taxed. Unless your investment in shares is made through a tax-exempt entity or tax-deferred arrangement, such as an IRA or 401(k) plan, you need to be aware of the possible tax consequences when the Funds make distributions and when you sell your shares.

Federal Income Tax Status of the Fund

Each Fund intends to qualify for its first and each subsequent taxable year, to be treated as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code. As such, a Fund (but not its shareholders) generally pays no federal income tax on the net income and net realized gains it distributes to its shareholders.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than “qualified dividend income” (“QDI”)), including distributions of the Fund’s net realized short-term capital gains and certain foreign currency gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital loss (“net capital gain”) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by a Fund that qualify as QDI are taxable to you at long-term capital gain rates (which are lower than the rates for ordinary income). In order for a distribution to you by a Fund to be treated as QDI, (1) the Fund itself must receive QDI from domestic corporations and certain qualified foreign corporations, (2) the Fund must meet holding period and other requirements with respect to the stocks on which the QDI was paid, and (3) you must meet similar requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the calendar year when they are paid; certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Income dividends and capital gain distributions paid to an individual, estate, or trust from a Fund will be subject to a 3.8% tax on the lesser of the shareholder’s (a) ”net investment income” or (b) ”modified adjusted gross income” exceeding $200,000 (or $250,000 if married and filing jointly) (“Investment Income Tax”).

If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your shares). Any gain resulting from the sale or exchange of shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

A Fund may be subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. A Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if a Fund invests more than 50% of its assets in the stock or securities of foreign corporations at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholders to either (i) credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction.

Although in some cases a Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

If you are a resident or a citizen of the U.S., back-up withholding will apply to your distributions and proceeds of sales of shares if you have not provided a correct Social Security number or other taxpayer identification number and made other required certifications or if otherwise required by the Internal Revenue Service (“IRS”).

Taxes on Exchange-Listed Shares Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Gains recognized from the sale or exchange of shares will be subject to the Investment Income Tax. Capital loss realized on the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for one or more Creation Unit(s) generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered and any cash paid. An Authorized Participant who exchanges one or more Creation Unit(s) for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received and any cash received on the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the grounds that under such a transaction there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisors with respect to whether and when such a loss might be deductible.

The Funds have the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Fund shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Funds also have the right to require information necessary to determine beneficial share ownership for purposes of the 80% determinations.

Any capital gain or loss realized upon redemption of a Creation Unit is generally treated as long-term capital gain or loss if the shares in the Creation Unit have been held for more than one year and as a short-term capital gain or loss if those shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing the number of shares and at what price you purchased or redeemed them.

Investment in Underlying ETFs

A Fund will not be able to offset gains distributed by one underlying ETF in which it invests against losses in another underlying ETF in which the Fund invests. Sales of shares in an underlying ETF, including those resulting from changes in the allocation among underlying ETFs, could also cause additional distributable gains to shareholders of the Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund. Further, a portion of losses on sales of shares in the underlying ETFs may be deferred under the wash sale rules. As a result of these factors, the investment of a Fund in underlying ETFs could affect the amount, timing, and character of distributions to shareholders.

Additional Information

Shareholders that are non-resident aliens or foreign entities will generally be subject to withholding of U.S. federal income tax at the rate of 30% of all ordinary dividends if there is no applicable tax treaty or if they are claiming reduced withholding under a tax treaty and have not properly completed and signed the appropriate IRS Form W‑8. Provided that the appropriate IRS Form W‑8 is properly completed and provided to the applicable withholding agent, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders. An exception from withholding also applies to properly reported “interest-related dividends” and “short-term capital gain dividends.”

Withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

Distributions from a Fund may also be subject to state, local, and foreign taxes. You should consult your own tax advisor regarding the particular tax consequences of an investment in a Fund.

This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Investors who hold their Shares through an intermediary are subject to the intermediary’s policies. Contact your financial intermediary for any questions you may have.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, which may include, among others, the Funds’ investment adviser, custodian, and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of each Fund’s operations. For periods prior to September 2021, the Event-Driven ETF has adopted the performance history of the predecessor mutual fund, the Water Island Long/Short Fund. After the close on September 25, 2026, each Fund acquired the assets and liabilities of its predecessor exchange traded fund, which had the identical name, investment objective, and investment policies as the Fund. As a result of each such transaction, each Fund adopted the accounting history of the corresponding predecessor exchange traded fund. The financial information shown below is for the predecessor exchange traded fund for the periods prior to inception of the Merger Arbitrage ETF and the predecessor exchange traded fund for the periods prior to inception of the Event-Driven ETF.

Certain information reflects financial results for a single share of a predecessor exchange traded fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each predecessor exchange traded fund, which the Adviser believes is an accurate representation of how each Fund would have performed (assuming reinvestment of all dividends and distributions). The information presented for fiscal year May 31, 2026 in the table has been derived from, and should be read in conjunction with, the financial statements audited by Cohen & Company, Ltd., the Independent Registered Public Accounting Firm, whose report, along with each predecessor exchange traded fund’s financial statements, are included in the predecessor exchange traded funds’ Form N-CSR, which includes the Financial Statements and Additional Information for the fiscal year ended May 31, 2026, which is available upon request. The information presented for fiscal years May 31, 2022, 2023 and 2024 in the table has been audited by each predecessor exchange traded fund’s previous independent registered public accounting firm.

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AltShares Merger Arbitrage ETF

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025	2024	2023	2022
Net asset value, beginning of period	$28.28	$26.90	$24.85	$26.12	$25.81
Income (loss) from investment operations
Net investment income (loss)(a)	0.26	0.24	0.36	0.15	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.09	1.45	1.69	(0.34)	0.32
Total from investment operations	1.35	1.69	2.05	(0.19)	0.31
Less distributions
From net investment income	(0.13)	(0.31)	—	(1.08)	—
Total distributions	(0.13)	(0.31)	—	(1.08)	—
Net asset value, end of period	$29.50	$28.28	$26.90	$24.85	$26.12
Total Return(b)	4.77%	6.32%	8.25%	(0.88)%	1.20%
Net assets, end of period (in 000s)	$103,086	$86,658	$71,129	$59,245	$78,216
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)	0.81%	0.75%	0.83%	0.76%	0.76%
Net expenses after advisory fees waived and expenses reimbursed(c)(d)	0.65%	0.55%	0.63%	0.56%	0.60	%(e)
Net investment income (loss)	0.88%	0.85%	1.37%	0.56%	(0.02)%
Portfolio turnover rate	399%	431%	550%	449%	414%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)
Dividend expense totaled 0.06%, 0.00%, 0.08%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023, 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(d)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 0.59%, 0.55%, 0.55%, 0.55% and 0.59% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(e)
Reflects the Adviser’s contractual advisory fee limit.
32
  PROSPECTUS | SEPTEMBER 25 • 2026

FINANCIAL HIGHLIGHTS

AltShares Event-Driven ETF

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
2026		2025		2024	2023	2022(a)
Net asset value, beginning of period	$11.15		$9.85	$9.26	$9.64	$13.27
Income (loss) from investment operations
Net investment income (loss)(b)	0.07		0.07	0.04	0.03	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.23(c	)	1.31	0.61	(0.18)	(1.20)
Total from investment operations	1.30		1.38	0.65	(0.15)	(1.22)
Less distributions
From net investment income	(0.05)		(0.07)	(0.06)	(0.01)	—
From net realized gains	(0.50)		(0.01)	—	(0.22)	(2.41)
Total distributions	(0.55)		(0.08)	(0.06)	(0.23)	(2.41)
Net asset value, end of period	$11.90		$11.15	$9.85	$9.26	$9.64
Total Return(d)	11.85	%(c)	14.01%	7.01%	(1.47)%	(10.57)%
Net assets, end of period (in 000s)	$12,252		$5,235	$4,525	$2,772	$2,789
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.26%		1.31%	1.30%	1.28%	3.20%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.26%		1.31%	1.30%	1.28%	1.52%
Net investment income (loss)	0.63%		0.69%	0.41%	0.31%	(0.20)%
Portfolio turnover rate	381%		480%	407%	400%	231%
(a)
The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund.
(b)
Per share amounts were calculated using average shares outstanding for the year.
(c)
The Adviser has reimbursed the Fund $1,125 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)
Dividend expense totaled 0.01%, 0.05%, 0.05%, 0.03% and 0.17% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.00% and 0.11% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(f)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.25%, 1.26%, 1.25%, 1.25% and 1.24% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

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If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The annual report explains the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year, and Form N-CSR includes the Funds’ annual and semi-annual financial statements. Each Fund is newly organized and is a successor to a predecessor exchange traded fund with the same name. The performance information for each Fund shown in this Prospectus reflects the performance of its predecessor exchange traded fund, and additional information regarding each predecessor exchange traded fund’s investment operations and historical performance is available in each predecessor exchange traded fund’s shareholder report and other filings, as described below.

Statement of Additional Information

Additional information about the Funds is included in the SAI, which is hereby incorporated by reference in its entirety.

Information about each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website,
www.altsharesetfs.com.

To obtain a free copy of the SAI, the annual and semi-annual reports, the Funds’ financial statements or other information about the Funds, including the Funds’ proxy voting record for the most recent 12-month period ended June 30 (or, for the Funds’ predecessor exchange traded funds, the applicable predecessor’s proxy voting record for that period), or to make shareholder inquiries about the Funds, please call (855) 955‑1607. You may also write to: The Arbitrage Funds, 104 Fifth Avenue, 9th Floor, New York, NY 10011.

The SAI, the annual and semi-annual reports, and other information such as the Funds’ financial statements and proxy voting record, are also available free of charge on the Funds’ website, www.altsharesetfs.com/resources, and on the SEC’s website, as discussed below. Information relating to the predecessor exchange traded funds is also available on the SEC’s website.

Reports and other information about the Funds, including reports and other information relating to the predecessor exchange traded funds, are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act File # 811-23475